February 25, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR
 John Hancock Investment Trust (the "Registrant") on behalf of:
   John Hancock Large Cap Equity Fund
   John Hancock Sovereign Investors Fund
   John Hancock Balanced Fund
   John Hancock Fundamental Value Fund
   John Hancock Strategic Growth Fund

      File Nos. 2-10156; 811-0560

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending December 31, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary



ITEM 1. REPORT TO STOCKHOLDERS.


JOHN HANCOCK
Sovereign Investors Fund

12.31.2003

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

Trustees & officers
page 30

For your information
page 33

Dear Fellow Shareholders,

The stock market made a strong recovery in 2003, producing double-digit returns in a broad-based rally. A rebounding economy fueled by historically low interest rates, plus improving corporate earnings and government stimulus in the form of tax cuts were the stimuli for the market's reversal after three down years. As a result, the market, as measured by the Standard & Poor's 500 Index, returned 28.67% in 2003. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 50.77%, while the Dow Jones Industrial Average returned 28.27%. Bonds produced much more modest results, as investors were lured by stocks and interest rates began to rise. The exceptions were high-yield bonds, which posted stock-like returns of 28.97% for the year, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of December 31, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital and
income without
assuming undue
market risks by
normally investing
at least 80% of its
stock investments
in a diversified
portfolio of com-
panies with market
capitalizations
within the range of
the Standard &
Poor's 500 Index.
At least 65% of the
fund's stock invest-
ments are
"dividend
performers" --
companies whose
dividend payments
have increased
steadily for
10 years.

Over the last twelve months

* After three years of losses, the stock market rallied strongly in 2003.

* Large, high-quality stocks, which are the Fund's focus, were the laggards in the market's recent rally.

* Financial stocks were strong performers for the Fund.

[Bar chart with heading "John Hancock Sovereign Investors Fund." Under the heading is a note that reads "Fund performance for the year ended December 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 30% at the top. The first bar represents the 19.55% total return for Class A. The second bar represents the 18.75% total return for Class B. The third bar represents the 18.73% total return for Class C. The fourth bar represents the 3.78%* total return for Class I. The fifth bar represents the 12.84%** total return for Class R. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception December 1, 2003 through December 31, 2003. **From inception August 5, 2003 through December 31, 2003."]

Top 10 holdings

 3.1%   Citigroup, Inc.
 3.0%   American International Group, Inc.
 2.9%   Exxon Mobil Corp.
 2.8%   United Technologies Corp.
 2.8%   International Business Machines Corp.
 2.8%   BP Plc
 2.7%   Cisco Systems, Inc.
 2.7%   Pfizer, Inc.
 2.6%   Wells Fargo & Co.
 2.5%   3M Co.

As a percentage of net assets on December 31, 2003.

BY JOHN F. SNYDER, III, PETER M. SCHOFIELD, CFA, AND BARRY H. EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Sovereign Investors Fund

Recently, shareholders of John Hancock Dividend Performers Fund and John Hancock Large Cap Spectrum Fund approved the merger of their funds into John Hancock Sovereign Investors Fund, effective December 5, 2003 and December 19, 2003, respectively.

After three long years of losses, investors rejoiced in the stock market's positive returns in 2003. Although the market slumped early in the year, with worries about the war in Iraq, financial scandals and the lackluster economy, stocks finished the year with strong gains as the Standard & Poor's 500 Stock Index jumped 28.67%. What fueled the turnaround was solid evidence of an economic recovery, improving corporate earnings and continued low interest rates.

As investors stepped off the sidelines and jumped back into the market, they flocked to higher beta -- that is, higher volatility -- stocks that are likely to benefit from the economic upturn. In particular, lower-quality, small-capitalization stocks were the big winners, while higher-quality, large-capitalization stocks were the market's laggards. In fact, the discrepancy in performance between high- and low-quality stocks was at a level not seen in decades.

"...stocks finished
 the year with
 strong gains..."

UNDERSTANDING PERFORMANCE

In this volatility-driven market, our conservative investment approach, while producing strong absolute results, held us back on a relative basis. As most shareholders know, our "dividend performers" strategy -- that is, focusing on companies that have increased their dividends for at least 10 years in a row -- leads us to invest in large, high-quality companies with reasonable valuations, stable earnings and solid fundamentals. Given investors' penchant for higher-risk stocks in 2003, the Fund wasn't able to keep up with its more aggressive peers.

[Photos of John Snyder, Peter Schofield, and Barry Evans.]


For the 12 months ended December 31, 2003, John Hancock Sovereign Investors Fund Class A, Class B and Class C shares returned 19.55%, 18.75% and 18.73% respectively, at net asset value, compared with the 25.53% return of the average large-cap core fund, according to Lipper, Inc.1 From their inception on August 5, 2003 and December 1, 2003, the Fund's Class R and Class I shares returned 12.84% and 3.78%, respectively, at net asset value through December 31, 2003. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

TECHNOLOGY STOCKS HURT; FINANCIALS HELP

Technology stocks led the way in the market's recent run-up. Unfortunately, our technology weighting was one of the biggest detractors from performance. Not only did we own fewer technology stocks than the S&P 500 Index and our peers, but our stock selection was a negative. Given our dividend performers strategy, we owned the higher-quality, larger-cap names in the sector, such as Microsoft and IBM. As investors sought out the smaller, riskier tech stocks, our holdings lagged behind. It was a similar situation in the health-care sector. Our blue-chip holdings in Pfizer and Johnson & Johnson couldn't keep pace with the high-flying biotechnology stocks.

"In this volatility-driven
 market, our conservative
 investment approach,
 while producing strong
 absolute results, held us
 back on a relative basis."

On a more positive note, our financial holdings -- particularly Citigroup, Morgan Stanley and Bank of New York -- turned in strong returns, thanks to the improvement in the capital markets. In addition, our more economically sensitive industrial holdings benefited from the upturn in the economy. For example, the pick-up in commercial air travel drove strong earnings growth at industrial conglomerate United Technologies.

[Table at top left-hand side of page entitled "Top five industry groups."
The first listing is Banks -- United States 12%, the second is Computers 11%, the third Medical 10%, the fourth Diversified operations 7%, and the fifth Oil & gas 7%.]


INCREASING ENERGY STOCKS

Over the last six months, we increased our holdings in the energy sector because we're optimistic that demand will remain strong, especially from China. What's more, after a tough year, the valuations are now very attractive, and the weaker U.S. dollar will continue to boost their earnings from overseas. British Petroleum is a recent addition to the portfolio. With strong cash flow and ample reserves, we believe this is one of the best-managed oil companies in the sector.

LOOKING AHEAD

Despite the Fund's relative underperformance this year, we're optimistic about the prospects for 2004. After a tough year, large, high-quality stocks have experienced significant contraction and are now selling at reasonable valuations. A couple of years ago, large multinational corporations were selling at a 50% premium to the market. Now they're valued the same as the market. As the global economy picks up, these companies -- many of which have strong international revenue streams -- should experience a significant earnings boost. The weaker dollar is also likely to continue, which could provide a nice advantage as international earnings are translated into more U.S. dollars.


[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 12-31-03." The chart is divided into three sections (from top to left): Common stocks 94%, Short-term investments & other 5% and Preferred stocks 1%.]


Finally, with investors preoccupied with the economic recovery and trying to find those companies that can leverage the upturn, non-dividend-paying stocks led the market rally, while dividend-paying stocks were largely overlooked. One of the key changes in the Bush administration's 2003 tax cut was the reduction of taxes on dividends. This is a huge boon for investors and companies because it makes it much easier for companies to increase their dividend payouts to shareholders. That's exactly what we saw happening last year as many large companies such as Wells Fargo, Praxair and AFLAC increased their dividend payout between 30% and 50%. As investors start to look beyond low-quality stocks in 2004, we're confident they will recognize the benefit of dividend-paying stocks such as our "dividend performers." For all of the reasons mentioned above, we believe the market is primed for a rotation out of riskier, lower-quality companies -- which have become expensive in the recent run-up -- and into larger, higher-quality names.


[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Citigroup followed by an up arrow with the phrase "Upturn in the financial markets." The second listing is United Technologies followed by an up arrow with the phrase "Strong commercial air business." The third listing is Johnson & Johnson followed by a down arrow with the phrase "Competitive pressures/patent issues."]


"...we believe the market
 is primed for a rotation
 out of riskier, lower-
 quality companies ...
 and into larger, higher-
 quality names."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
December 31, 2003



                              Class A      Class B      Class C      Class I 1    Class R 1
Inception date                 5-1-36       1-3-94       5-1-98      12-1-03       8-5-03

Average annual returns with maximum sales charge (POP)
One year                        13.59%       13.75%       16.55%          --           --
Five years                      -0.89%       -0.88%       -0.76%          --           --
Ten years                        7.85%          --           --           --           --
Since inception                    --         7.84%        0.21%          --           --

Cumulative total returns with maximum sales charge (POP)
One year                        13.59%       13.75%       16.55%          --           --
Five years                      -4.37%       -4.30%       -3.74%          --           --
Ten years                      112.88%          --           --           --           --
Since inception                    --       112.49%        1.21%        3.78%       12.84%


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $28,563 as of December 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Sovereign Investors Fund, without sales charge (NAV) and is equal to $22,402 as of December 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Sovereign Investors Fund, with sales charge (POP) and is equal to $21,288 as of December 31, 2003.

                      Cum Value of $10K  Cum Value of $10K            S&P 500
Plot Date                     (No Load)           (w/Load)              Index

12/31/93                        $10,000            $ 9,500            $10,000
6/30/94                           9,504              9,031              9,661
12/31/94                          9,815              9,327             10,132
6/30/95                          11,296             10,735             12,180
12/31/95                         12,676             12,046             13,939
6/30/96                          13,331             12,668             14,688
12/31/96                         14,903             14,162             17,140
6/30/97                          15,236             14,478             17,600
12/31/97                         19,245             18,289             22,858
6/30/98                          21,049             20,002             26,047
12/31/98                         22,251             21,145             29,391
6/30/99                          22,011             20,917             30,855
12/31/99                         23,567             22,395             35,575
6/30/00                          22,148             21,047             36,391
12/31/00                         24,529             23,310             32,336
6/30/01                          22,667             21,540             28,503
12/31/01                         23,043             21,898             28,493
6/30/02                          23,117             21,967             28,571
12/31/02                         18,738             17,807             22,196
6/30/03                          19,999             19,005             24,806
12/31/03                         22,402             21,288             28,563


                              Class B 1    Class C 1    Class I 2    Class R 2
Period beginning               1-3-94       5-1-98      12-1-03       8-5-03
Without sales charge          $21,249      $10,225      $10,378      $11,284
With maximum sales charge     $21,249      $10,121      $10,378      $11,284
Index                         $28,618      $10,767      $10,407      $11,606

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C, Class I and Class R shares, respectively, as of December 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I and Class R share prospectuses.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2003

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                        SHARES            VALUE
COMMON STOCKS 93.87%                                                                                   $1,265,988,582
(Cost $938,626,358)

Advertising 2.28%                                                                                          30,709,595
Omnicom Group, Inc.                                                                           351,650      30,709,595

Aerospace 3.82%                                                                                            51,513,885
General Dynamics Corp.                                                                        150,000      13,558,500
United Technologies Corp. +                                                                   400,500      37,955,385

Banks -- United States 11.51%                                                                             155,218,692
Bank of America Corp. +                                                                       353,800      28,456,134
Bank of New York Co., Inc. (The) +                                                            900,000      29,808,000
Mellon Financial Corp. +                                                                      402,100      12,911,431
State Street Corp.                                                                            301,350      15,694,308
U.S. Bancorp                                                                                  705,100      20,997,878
Wachovia Corp.                                                                                253,000      11,787,270
Wells Fargo & Co.                                                                             603,900      35,563,671

Beverages 1.95%                                                                                            26,332,141
PepsiCo, Inc.                                                                                 564,825      26,332,141

Broker Services 2.85%                                                                                      38,483,469
Goldman Sachs Group, Inc. (The) +                                                             153,100      15,115,563
Morgan Stanley +                                                                              403,800      23,367,906

Chemicals 2.37%                                                                                            31,927,560
Praxair, Inc.                                                                                 835,800      31,927,560

Computers 10.80%                                                                                          145,619,810
Cisco Systems, Inc.* +                                                                      1,509,780      36,672,556
Dell, Inc.*                                                                                   410,000      13,923,600
Hewlett-Packard Co. +                                                                       1,466,900      33,694,693
International Business Machines Corp. +                                                       402,300      37,285,164
Microsoft Corp.                                                                               873,050      24,043,797

Cosmetics & Personal Care 2.32%                                                                            31,316,532
Avon Products, Inc. +                                                                         352,000      23,756,480
Colgate-Palmolive Co.                                                                         151,050       7,560,052

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                        SHARES            VALUE
Diversified Operations 7.17%                                                                              $96,766,792
3M Co. +                                                                                      401,950      34,177,809
General Electric Co.                                                                          968,350      29,999,483
Illinois Tool Works, Inc.                                                                     250,000      20,977,500
Johnson Controls, Inc.                                                                        100,000      11,612,000

Electronics 1.59%                                                                                          21,421,050
Intel Corp.                                                                                   665,250      21,421,050

Finance 5.43%                                                                                              73,283,799
American Express Co.                                                                          201,850       9,735,225
Citigroup, Inc. +                                                                             869,457      42,203,443
MBNA Corp.                                                                                    858,959      21,345,131

Insurance 6.14%                                                                                            82,809,370
AFLAC, Inc.                                                                                   549,350      19,875,483
American International Group, Inc.                                                            607,720      40,279,682
Hartford Financial Services Group, Inc. (The) +                                               302,200      17,838,866
Marsh & McLennan Cos., Inc.                                                                   100,550       4,815,339

Manufacturing 1.79%                                                                                        24,104,400
Dover Corp.                                                                                   606,400      24,104,400

Media 2.01%                                                                                                27,114,783
Hughes Electronics Corp.*                                                                       6,832         113,070
News Corporation Ltd. (The), American Depositary
Receipts (ADR) (Australia)                                                                        764          23,111
Viacom, Inc. (Class B)*                                                                       607,900      26,978,602

Medical 9.89%                                                                                             133,412,010
Abbott Laboratories                                                                           651,700      30,369,220
Cardinal Health, Inc.                                                                         351,000      21,467,160
Johnson & Johnson +                                                                           357,850      18,486,531
Medtronic, Inc. +                                                                             204,570       9,944,148
Pfizer, Inc. +                                                                              1,021,350      36,084,296
Wyeth                                                                                         401,900      17,060,655

Mortgage Banking 1.97%                                                                                     26,529,957
Fannie Mae                                                                                    353,450      26,529,957

Oil & Gas 6.88%                                                                                            92,834,625
BP Plc, ADR (United Kingdom)                                                                  751,500      37,086,525
ChevronTexaco Corp.                                                                           201,150      17,377,348
Exxon Mobil Corp.                                                                             935,872      38,370,752

Retail 6.12%                                                                                               82,478,414
Family Dollar Stores, Inc.                                                                    100,000       3,588,000
Lowe's Cos., Inc. +                                                                           304,200      16,849,638
SYSCO Corp.                                                                                   283,200      10,543,536
Target Corp.                                                                                  603,900      23,189,760
Wal-Mart Stores, Inc.                                                                         533,600      28,307,480

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                        SHARES            VALUE
Soap & Cleaning Products 2.05%                                                                            $27,694,726
Procter & Gamble Co. (The)                                                                    277,280      27,694,726

Telecommunications 2.69%                                                                                   36,265,571
Nokia Corp., ADR (Finland)                                                                    703,000      11,951,000
SBC Communications, Inc.                                                                      389,241      10,147,513
Verizon Communications, Inc.                                                                  403,850      14,167,058

Tobacco 2.24%                                                                                              30,151,401
Altria Group, Inc.                                                                            554,050      30,151,401


                                                                               CREDIT
ISSUER                                                                         RATING***       SHARES
PREFERRED STOCKS 0.53%                                                                                     $7,170,000
(Cost $6,000,000)

Oil & Gas 0.53%
Lasmo America Ltd., 8.15% (R)                                                    A+            60,000       7,170,000


                                                                               INTEREST   PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                             RATE      (000s OMITTED)
SHORT-TERM INVESTMENTS 19.93%                                                                            $268,859,463
(Cost $268,859,463)

Joint Repurchase Agreement 5.76%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-03, due 01-02-04 (Secured by
U.S. Treasury Inflation Indexed Bond, 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed
Notes, 3.625% through 4.250% due 01-15-08
through 01-15-10)                                                                0.850%       $77,698      77,698,000


                                                                                              SHARES
Cash Equivalents 14.17%
AIM Cash Investment Trust**                                                               191,161,463     191,161,463

TOTAL INVESTMENTS 114.33%                                                                              $1,542,018,045

OTHER ASSETS AND LIABILITIES, NET (14.33%)                                                              ($193,320,213)

TOTAL NET ASSETS 100.00%                                                                               $1,348,697,832


See notes to
financial statements.

FINANCIAL STATEMENTS

Notes to Schedule of Investments

  + All or a portion of this security is on loan as of December 31, 2003.

  * Non-income-producing security.

 ** Represents investment of security lending collateral.

*** Credit ratings are unaudited and provided by Moody's Investors Service.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,170,000 or 0.53% of the Fund's net assets as of December 31, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

December 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $1,213,485,821)
including $187,725,081 of securities loaned                    $1,542,018,045
Cash                                                                      139
Receivable for shares sold                                             81,235
Dividends and interest receivable                                   1,552,777
Other assets                                                          349,167

Total assets                                                    1,544,001,363

LIABILITIES
Payable for shares repurchased                                      1,355,638
Payable for securities on loan                                    191,161,463
Payable to affiliates
Management fee                                                      1,909,594
Distribution and service fee                                          106,241
Other                                                                 310,981
Other payables and accrued expenses                                   459,614

Total liabilities                                                 195,303,531

NET ASSETS
Capital paid-in                                                 1,051,109,851
Accumulated net realized loss on investments
and foreign currency transactions                                 (30,756,174)
Net unrealized appreciation of investments                        328,532,224
Distributions in excess of net investment income                     (188,069)

Net assets                                                     $1,348,697,832

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($997,816,158 [DIV] 53,248,434 shares)                         $18.74
Class B ($315,349,964 [DIV] 16,858,375 shares)                         $18.71
Class C ($31,986,743 [DIV] 1,707,781 shares)                           $18.73
Class I ($3,432,244 [DIV] 183,148 shares)                              $18.74
Class R ($112,723 [DIV] 6,013 shares)                                  $18.75

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($18.74 [DIV] 95%)                                           $19.73
Class C ($18.73 [DIV] 99%)                                             $18.92


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
December 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $161,658)          $23,336,257
Interest (including securities lending income of $240,449)          2,794,841

Total investment income                                            26,131,098

EXPENSES
Investment management fee                                           7,261,991
Class A distribution and service fee                                2,757,348
Class B distribution and service fee                                3,085,346
Class C distribution and service fee                                  242,472
Class R distribution and service fee                                      215
Class A, B and C transfer agent fee                                 3,630,504
Class I transfer agent fee                                                120
Class R transfer agent fee                                                231
Accounting and legal services fee                                     357,016
Custodian fee                                                         182,574
Registration and filing fee                                            85,124
Miscellaneous                                                          78,675
Printing                                                               71,609
Trustees' fee                                                          71,608
Auditing fee                                                           39,000
Legal fee                                                              27,870
Interest                                                                4,032

Total expenses                                                     17,895,735
Less expense reductions                                                (9,250)

Net expenses                                                       17,886,485

Net investment income                                               8,244,613

REALIZED AND UNREALIZED GAIN

Net realized gain on
Investments                                                        67,448,092
Foreign currency transactions                                              91
Change in net unrealized appreciation (depreciation)
of investments                                                    146,714,750

Net realized and unrealized gain                                  214,162,933

Increase in net assets from operations                           $222,407,546

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.


                                                          YEAR           YEAR
                                                         ENDED          ENDED
                                                      12-31-02 1     12-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                              $17,399,347     $8,244,613
Net realized gain (loss)                           (90,047,264)    67,448,183
Change in net unrealized
appreciation (depreciation)                       (253,306,863)   146,714,750

Increase (decrease) in net assets
resulting from operations                         (325,954,780)   222,407,546

Distributions to shareholders
From net investment income
Class A                                            (15,200,803)    (7,843,026)
Class B                                             (3,050,052)      (657,965)
Class C                                               (177,688)       (48,204)
Class I 2                                                   --         (6,065)
Class R 2                                                   --            (85)
From net realized gain
Class A                                             (6,861,940)            --
Class B                                             (2,512,670)            --
Class C                                               (183,073)            --
                                                   (27,986,226)    (8,555,345)

From Fund share transactions                      (170,742,889)  (125,005,045)

NET ASSETS
Beginning of period                              1,784,534,571  1,259,850,676

End of period 3                                 $1,259,850,676 $1,348,697,832


1 Audited by previous auditor.

2 Class I and Class R shares began operations on 12-1-03 and 8-5-03, respectively.

3 Includes distributions in excess of net investment income of $175,778 and $188,069, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                      12-31-99 1  12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                 $24.23      $24.51      $23.35        $19.88      $15.81
Net investment income 3                               0.30        0.33        0.32          0.24        0.14
Net realized and unrealized
gain (loss) on investments                            1.11        0.61       (1.77)        (3.94)       2.93
Total from
investment operations                                 1.41        0.94       (1.45)        (3.70)       3.07
Less distributions
From net investment income                           (0.35)      (0.33)      (0.37)        (0.25)      (0.14)
From net realized gain                               (0.78)      (1.77)      (1.65)        (0.12)         --
                                                     (1.13)      (2.10)      (2.02)        (0.37)      (0.14)
Net asset value,
end of period                                       $24.51      $23.35      $19.88        $15.81      $18.74
Total return 4 (%)                                    5.91        4.10       (6.06)       (18.68)      19.55

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                       $1,788      $1,446      $1,217          $908        $998
Ratio of expenses
to average net assets (%)                             1.05        1.08        1.10          1.17        1.24
Ratio of net investment income
to average net assets (%)                             1.21        1.44        1.50          1.36        0.85
Portfolio turnover (%)                                  64          46          76            85          47



See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS B SHARES


PERIOD ENDED                                      12-31-99 1  12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                 $24.20      $24.48      $23.31        $19.86      $15.79
Net investment income 3                               0.13        0.17        0.17          0.12        0.03
Net realized and unrealized
gain (loss) on investments                            1.11        0.60       (1.76)        (3.94)       2.92
Total from
investment operations                                 1.24        0.77       (1.59)        (3.82)       2.95
Less distributions
From net investment income                           (0.18)      (0.17)      (0.21)        (0.13)      (0.03)
From net realized gain                               (0.78)      (1.77)      (1.65)        (0.12)         --
                                                     (0.96)      (1.94)      (1.86)        (0.25)      (0.03)
Net asset value,
end of period                                       $24.48      $23.31      $19.86        $15.79      $18.71
Total return 4 (%)                                    5.20        3.32       (6.66)       (19.29)      18.75

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                         $820        $663        $551          $328        $315
Ratio of expenses
to average net assets (%)                             1.73        1.78        1.80          1.87        1.94
Ratio of net investment income
to average net assets (%)                             0.54        0.75        0.80          0.65        0.16
Portfolio turnover (%)                                  64          46          76            85          47



See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS C SHARES


PERIOD ENDED                                      12-31-99 1  12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                 $24.22      $24.50      $23.33        $19.88      $15.81
Net investment income 3                               0.13        0.18        0.17          0.12        0.03
Net realized and unrealized
gain (loss) on investments                            1.10        0.59       (1.76)        (3.94)       2.92
Total from
investment operations                                 1.23        0.77       (1.59)        (3.82)       2.95
Less distributions
From net investment income                           (0.17)      (0.17)      (0.21)        (0.13)      (0.03)
From net realized gain                               (0.78)      (1.77)      (1.65)        (0.12)         --
                                                     (0.95)      (1.94)      (1.86)        (0.25)      (0.03)
Net asset value,
end of period                                       $24.50      $23.33      $19.88        $15.81      $18.73
Total return 4 (%)                                    5.17        3.32       (6.66)       (19.27)      18.73

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                          $11         $12         $17           $24         $32
Ratio of expenses
to average net assets (%)                             1.75        1.79        1.80          1.87        1.94
Ratio of net investment income
to average net assets (%)                             0.51        0.76        0.82          0.67        0.14
Portfolio turnover (%)                                  64          46          76            85          47



See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                      12-31-03 5

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                 $18.09
Net investment income 3                               0.01
Net realized and unrealized
gain on investments                                   0.67
Total from
investment operations                                 0.68
Less distributions
From net investment income                           (0.03)
Net asset value,
end of period                                       $18.74
Total return 4 (%)                                    3.78 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                           $3
Ratio of expenses
to average net assets (%)                             0.70 7
Ratio of net investment income
to average net assets (%)                             0.92 7
Portfolio turnover (%)                                  47


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS R SHARES

PERIOD ENDED                                      12-31-03 5

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                 $16.63
Net investment income 3                               0.02
Net realized and unrealized
gain on investments                                   2.11
Total from
investment operations                                 2.13
Less distributions
From net investment income                           (0.01)
Net asset value,
end of period                                       $18.75
Total return 4 (%)                                   12.84 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                           -- 8
Ratio of expenses
to average net assets (%)                             1.69 7
Ratio of net investment income
to average net assets (%)                             0.27 7
Portfolio turnover (%)                                  47


1 Audited by previous auditor.

2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 1.53%, 0.83% and 0.85% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Class I and Class R shares began operations on 12-1-03 and 8-5-03, respectively.

6 Not annualized.

7 Annualized.

8 Less than $500,000.


See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Sovereign Investors Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2003, the Fund loaned securities having a market value of $187,725,081 collateralized by cash in the amount of $191,161,463. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $29,820,433 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2009 -- $4,063,884, and December 31, 2010 -- $25,756,549. Availability of a certain amount of the loss carryforward, which was acquired on December 5, 2003 in a merger with John Hancock Dividend Performers Fund and on December 19, 2003 in a merger with John Hancock Large Cap Spectrum Fund, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended December 31, 2003, the tax character of distributions paid was as follows: ordinary income $8,555,345. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2003, the components of distributable earnings on a tax basis included $88,385 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund's average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the
Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commission offsets applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $9,250, and had no impact on the ratio of expenses to average net assets of the Fund for the year ended December 31, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A and Class C shares are assessed up-front sales charges. During the year ended December 31, 2003, JH Funds received net up-front sales charges of $666,879 with regard to sales of Class A shares. Of this amount, $96,538 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $364,995 was paid as sales commissions to unrelated broker-dealers and $205,346 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended December 31, 2003, JH Funds received net up-front sales charges of $112,902 with regard to sales of Class C shares. Of this amount, $60,753 was paid as sales commissions to unrelated broker-dealers and $52,149 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2003, CDSCs received by JH Funds amounted to $456,395 for Class B shares and $1,677 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For

Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $2,655 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 6,013 Class R shares of beneficial interest of the Fund on December 31, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 12-31-02 1         YEAR ENDED 12-31-03
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       7,115,380    $128,166,011     4,643,771     $77,739,452
Issued in reorganization          --              --       296,515       5,459,225
Distributions reinvested   1,218,520      20,462,624       436,393       7,289,569
Repurchased              (12,150,506)   (210,473,134)   (9,520,403)   (158,413,445)
Net decrease              (3,816,606)   ($61,844,499)   (4,143,724)   ($67,925,199)

CLASS B SHARES
Sold                       2,536,815     $45,690,969     1,869,578     $31,054,264
Issued in reorganization          --              --       410,483       7,546,036
Distributions reinvested     317,980       5,295,398        39,765         629,290
Repurchased               (9,799,112)   (171,997,634)   (6,231,340)   (103,247,635)
Net decrease              (6,944,317)  ($121,011,267)   (3,911,514)   ($64,018,045)

CLASS C SHARES
Sold                       1,365,472     $24,421,944       979,404     $15,872,067
Issued in reorganization          --              --       234,085       4,308,754
Distributions reinvested      20,572         339,309         2,850          45,182
Repurchased                 (708,865)    (12,648,376)   (1,043,125)    (16,690,873)
Net increase                 677,179     $12,112,877       173,214      $3,535,130

CLASS I SHARES 1
Sold                              --              --         1,251         $22,806
Issued in reorganization          --              --       182,662       3,294,569
Distributions reinvested          --              --           330           6,027
Repurchased                       --              --        (1,095)        (20,333)
Net increase                      --              --       183,148      $3,303,069

CLASS R SHARES 1
Sold                              --              --         6,013        $100,000
Net increase                      --              --         6,013        $100,000

NET DECREASE             (10,083,744)  ($170,742,889)   (7,692,863)  ($125,005,045)

1 Audited by previous auditor.
2 Class I and Class R shares began operations on 12-1-03 and 8-5-03, respectively.


NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2003, aggregated $529,424,140 and $684,306,096, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $31,657,813 and $31,756,055, respectively, during the year ended December 31, 2003.

The cost of investments owned on December 31, 2003, including short-term investments, for federal income tax purposes was $1,214,421,175.

Gross unrealized appreciation and depreciation of investments aggregated $337,054,891 and $9,458,021, respectively, resulting in net unrealized appreciation of $327,596,870. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of accounts

During the year ended December 31, 2003, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $6,689,620, a decrease in distributions in excess of net investment income of $298,441 and an increase in capital paid-in of $6,391,179. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, certain foreign currency adjustments and adjustments to fund mergers. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Reorganization

On December 3, 2003, the shareholders of the John Hancock Dividend Performers Fund ("Dividend Performers Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Dividend Performers Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 182,662 Class I shares of the Fund for the net asset value of the Dividend Performers Fund, which amounted to $3,294,569, including $485,073 of unrealized appreciation of investments, after the close of business on December 5, 2003.

On December 17, 2003, the shareholders of the John Hancock Large Cap Spectrum Fund ("Large Cap Spectrum Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Large Cap Spectrum Fund in exchange for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 296,515 Class A shares, 410,483 Class B shares and 234,085 Class C shares, respectively, of the Fund for the net assets of the Large Cap Spectrum Fund, which amounted to $5,459,225, $7,546,036 and $4,308,754 for Class A, Class B and Class C shares of the Large Cap Spectrum Fund, including $1,575,967 of unrealized appreciation of investments, after the close of business on December 19, 2003.

NOTE G
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young

LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Sovereign Investors Fund of John Hancock Investment Trust,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the John Hancock Sovereign Investors Fund (the "Fund"), one of the portfolios constituting the John Hancock Investment Trust, as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the years in the four-year period ended December 31, 2002, were audited by other auditors whose report dated February 7, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2003, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                                                     NUMBER OF
NAME, AGE                                                                                   TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1                 BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1992                            31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1994                            31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                            31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.


30



                                                                                                                     NUMBER OF
NAME, AGE                                                                                   TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1                 BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             1979                            31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1991                            31
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1991                            31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1991                            31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


INTERESTED TRUSTEES 3

NAME, AGE                                                                                                            NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1                 BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                            51
Trustee
Director, John Hancock Life Insurance Co. (financial services); Executive
Vice President and Chief Investment Officer, John Hancock Life Insurance
Company, Inc. (holding company); Chairman of the Committee of Finance of John Hancock Life Insurance Company; Director, John Hancock Subsidiaries,
LLC (Subsidiaries, LLC), Hancock Natural Resource Group, Independence
Investment LLC, Declaration Management Research LLC, John Hancock
Advisers, LLC (the "Adviser"), The Berkeley Financial Group, LLC ("The
Berkeley Group"), John Hancock Funds, LLC ("John Hancock Funds")
and Massachusetts Business Development Corporation.


31



INTERESTED TRUSTEES 3 (continued)

NAME, AGE                                                                                                            NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1                 BY TRUSTEE
Maureen Ford Goldfarb, Born: 1955                                                           2000                            51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Investment
Company Institute Board of Governors (since 2002); Senior Vice President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                             OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                            OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                                        SINCE
Richard A. Brown, Born: 1949                                                                                              2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                             1991
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                               1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                               1992
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.



The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Sovereign Investors Fund.

2900A 12/03
       2/04

JOHN HANCOCK
Balanced Fund

12.31.2003

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 14

Trustees & officers
page 29

For your information
page 33

Dear Fellow Shareholders,

The stock market made a strong recovery in 2003, producing double-digit returns in a broad-based rally. A rebounding economy fueled by historically low interest rates, plus improving corporate earnings and government stimulus in the form of tax cuts were the stimuli for the market's reversal after three down years. As a result, the market, as measured by the Standard & Poor's 500 Index, returned 28.67% in 2003. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 50.77%, while the Dow Jones Industrial Average returned 28.27%. Bonds produced much more modest results, as investors were lured by stocks and interest rates began to rise. The exceptions were high-yield bonds, which posted stock-like returns of 28.97% for the year, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of December 31, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The fund seeks
current income,
long-term growth
of capital and
income and preser-
vation of capital.
To pursue these
goals, the fund
allocates its invest-
ments among a
diversified mix
of debt and
equity securities.

Over the last twelve months

* Investors returned to the stock market in earnest in 2003, as economic conditions improved.

* Financial stocks benefited from the stock market turnaround.

* Investors moved away from the safety of U.S. Treasuries, placing their bet on higher-yielding corporate bonds.

[Bar chart with heading "John Hancock Balanced Fund." Under the heading is a note that reads "Fund performance for the year ended December 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 20% at the top. The first bar represents the 18.21% total return for Class A. The second bar represents the 17.42% total return for Class B. The third bar represents the 17.42% total return for Class C. The fourth bar represents the 18.87% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.9%   Midland Funding Corp. II
 2.8%   Lasmo America Ltd., 8.15%
 2.5%   Citigroup, Inc.
 2.5%   Morgan Stanley
 2.4%   Microsoft Corp.
 2.3%   Pfizer, Inc.
 2.2%   General Electric Co.
 2.0%   Financing Corp.
 1.9%   CalEnergy Co., Inc.
 1.8%   Lowe's Cos., Inc.

As a percentage of net assets on December 31, 2003.

BY ROGER C. HAMILTON, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Balanced Fund

The skies finally brightened over the stock market after three long, dismal years of negative returns. For the first time since 1999, stocks ended the year with positive returns. After a shaky start to the year with worries about the fragile economy and the war in Iraq, investors were enticed back into the stock market by mounting evidence of an economic recovery and continued low interest rates. At first, just a small group of investors jumped back into the market, believing a rebound was on the horizon. As solid signs of growth became more prevalent, investors returned to the market in earnest. As a result, stocks finished the year with strong gains as the Standard & Poor's 500 Index rose 28.67%.

"...stocks finished the year
 with strong gains ..."

PERFORMANCE OVERVIEW

For the 12 months ended December 30, 2003, John Hancock Balanced Fund's Class A, Class B, Class C and Class I shares returned 18.21%, 17.42%, 17.42% and 18.87%, respectively, at net asset value. For the same period, the average balanced fund returned 19.09%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

HEALTH CARE AND TECH STOCKS HELP; TELECOM STOCKS HURT

Health-care stocks were once again the biggest contributors to performance. In particular, two stocks -- Aetna and Guidant -- stood out during the year. Aetna's earnings jumped in response to increasing HMO premiums. Guidant -- one of the leading medical device companies -- had better-than-expected sales on its older stents, thanks to the delayed launch of newer, competitive products.

In the technology sector, Texas Instruments was one of the biggest beneficiaries of the rebound in the semiconductor business. Cisco Systems also performed strongly, thanks to a pickup in Internet and telecom activity. Finally, the turnaround in the financial markets, as well as the increase in equity issuance, buoyed several of our financial holdings, including Morgan Stanley and Citigroup.

[Photo of Roger Hamilton.]

The Fund's slight relative underperformance can be explained largely by our telecommunications holdings. Specifically, SBC Communications and Verizon fell on worries over declining revenues. Both companies have seen erosion in their customer bases, as more people are getting their phone service from their wireless provider or cable company. As we mentioned in the semiannual report, Jones apparel was also a big disappointment for the year. The stock dropped sharply when the company lost a significant licensing agreement with Ralph Lauren.

FOCUS ON CORPORATE BONDS PAYS OFF

With the economy picking up nicely, investors moved away from the safety of U.S. Treasuries and placed their bets on corporate bonds as they searched for higher profits. Given that market shift, our strong weighting in corporate bonds paid off during the year.

"Health-care stocks
 were once again the
 biggest contributors
 to performance."

We benefited from a longer duration during the first half of the year when interest rates were falling. Duration is the measure of a Fund's sensitivity to interest-rate changes. The longer the duration, the more sensitive the Fund's net asset value is to rate changes. Since interest rates and bond prices move in opposite directions, our longer duration resulted in some strong price gains in the first half of the year. However, in the second half -- when interest rates started to creep back up -- our longer duration was a negative. By the end of the year, we had shortened our duration to a more neutral stance.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Finance 10%, the second Utilities 10%, the third Computers 10%%, the fourth Medical 9% and the fifth Oil & gas 8%.]

CHANGE IN INVESTMENT POLICY

On September 1, 2003, the Board of Trustees of John Hancock Balanced Fund approved a change in the Fund's investment policy regarding investments in equity securities. It's important to note that the Fund's overriding investment objective has not changed. We will still strive to achieve current income, long-term growth of capital and income, and preservation of capital by investing in a diversified mix of equity and fixed-income securities.

However, instead of investing at least 80% of the Fund's common stock investments in "dividend performers" -- those companies that have typically raised their dividends over time -- we are now focusing on companies that appear to be undervalued when compared with their historical valuations. We're also looking for a positive catalyst in the company's near-term outlook that will accelerate earnings or improve the value of the company's assets. The management team, along with the Board of Trustees, believe this policy change will enhance the Fund's ability to take advantage of opportunities in stocks that do not qualify as "dividend performers." Of course, dividend performer companies will still be eligible for consideration under this broadened policy.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 12-31-03." The chart is divided into five sections (from top to left): Common stocks 67%, Corporate bonds 15%, U.S. government & agency bonds 12%, Preferred stocks 4%, and Short-term investments & other 2%.]

Since the policy change, we've added several new names to the portfolio, including Sara Lee. After years of acquisitions, the company has ended up with a hodgepodge of strong brands under its roof -- including Sara Lee, Hanes and L'Eggs. Unfortunately, strategic portfolio allocation among its many brands has largely been overlooked as the company has grown.

Just recently, however, Sara Lee has invested in a cutting-edge information technology system that will not only allow management to understand the returns from each business, but will also help them allocate their capital more efficiently. We believe this new system will be a huge catalyst for improving efficiencies and fueling earnings over the long term.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Morgan Stanley followed by an up arrow with the phrase "Rebound in capital markets." The second listing is Texas Instruments followed by an up arrow with the phrase "Strong demand for semiconductors." The third listing is Verizon followed by a down arrow with the phrase "Eroding customer base."]

LOOKING AHEAD

Just because stocks ended the year on a high note doesn't mean that investor worries have disappeared. After last year's spectacular rally, many investors have been left wondering how much higher stocks will rise in 2004. We believe several factors suggest that stocks still have room to move up. Although interest rates may start to creep up by year end, we expect them to remain relatively low. What's more, President Bush has pumped a significant amount of stimulus into the economy, and that's likely to keep the economic engine running smoothly. Economic growth will most likely be followed by rising employment and stronger corporate earnings. Finally, we believe that high-quality stocks -- which were left behind as smaller, lower-quality stocks led last year's market rally -- are poised to bounce back this year.

"...we believe that high-
  quality stocks ... are poised
 to bounce back this year."

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
December 31, 2003

                              Class A      Class B      Class C      Class I 1
Inception date                10-5-92      10-5-92       5-3-99       3-1-02

Average annual returns with maximum sales charge (POP)
One year                        12.25%       12.42%       15.22%       18.87%
Five years                      -2.35%       -2.38%          --           --
Ten years                        5.09%        5.04%          --           --
Since inception                    --           --        -3.28%       -0.92%

Cumulative total returns with maximum sales charge (POP)
One year                        12.25%       12.42%       15.22%       18.87%
Five years                     -11.19%      -11.34%          --           --
Ten years                       64.33%       63.48%          --           --
Since inception                    --           --       -14.41%       -1.68%

SEC 30-day yield as of December 31, 2003
                                 1.51%        0.91%        0.90%        2.28%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in two separate indexes.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Standard & Poor's 500 Index and is equal to $28,563 as of December 31, 2003. The second line represents Lehman
Brothers Government/Credit Bond Index and is equal to $19,634 as of
December 31, 2003. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Balanced Fund, without sales charge (NAV) and is equal to $17,305 as of December 31, 2003. The third line represents the value of the same hypothetical investment made in the
John Hancock Balanced Fund, with sales charge (POP) and is equal to $16,433 as of December 31, 2003.
                                                                       Index 2
                                                   Index 1     Lehman Brothers
            Cum Value of 10K   Cum Value of 10K    S&P 500   Government/Credit
Plot Date          (No Load)           (w/Load)      Index   Credit Bond Index

12/31/93             $10,000              9,500    $10,000             $10,000
6/30/1994              9,493              9,015      9,661               9,566
12/31/1994             9,649              9,163     10,132               9,649
6/30/95               10,336              9,815     11,119              10,130
12/31/95              11,987             11,383     13,939              11,506
6/30/96               12,288             11,668     14,688              11,237
12/31/96              13,441             12,764     17,140              11,840
6/30/97               13,485             12,806     17,600              11,738
12/31/97              16,236             15,418     22,858              12,995
6/30/98               17,435             16,556     26,047              13,192
12/31/98              18,511             17,578     29,391              14,226
6/30/99               18,293             17,371     30,855              14,056
12/31/99              19,231             18,262     35,575              13,921
6/30/00               18,465             17,534     36,391              14,295
12/31/00              18,880             17,928     32,336              15,570
6/30/01               17,844             16,945     28,503              16,068
12/31/01              17,893             16,991     28,493              16,894
6/30/02               17,899             16,997     28,571              16,815
12/31/02              14,639             13,901     22,196              18,759
6/30/03               15,943             15,140     24,806              19,740
12/31/03              17,305             16,433     28,563              19,634


                                    Class B 1    Class C 1    Class I 2
Period beginning                   12-31-93       5-3-99       3-1-02
Without sales charge                $16,348       $8,647       $9,832
With maximum sales charge           $16,348       $8,559       $9,832
Index 1                             $28,563       $8,784      $10,143
Index 2                             $19,634      $13,925      $11,498

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of December 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Government/Credit Bond Index -- Index 2 -- is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2003

This schedule is divided into five main categories: common stocks, preferred stocks, corporate bonds, U.S. government and agencies securities, and short-term investments. Common and preferred stocks and corporate bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 66.94%                                                                                      $86,279,654
(Cost $68,182,710)

Advertising 1.05%                                                                                           1,350,559
Omnicom Group, Inc.                                                                            15,465       1,350,559

Aerospace 0.32%                                                                                               411,080
Northrop Grumman Corp.                                                                          4,300         411,080

Banks -- United States 2.05%                                                                                2,639,127
Bank of America Corp.                                                                          20,900       1,680,987
Wells Fargo & Co.                                                                              16,270         958,140

Beverages 1.36%                                                                                             1,747,877
PepsiCo, Inc.                                                                                  37,492       1,747,877

Broker Services 2.52%                                                                                       3,246,507
Morgan Stanley                                                                                 56,100       3,246,507

Business Services -- Misc. 0.90%                                                                            1,157,787
Block, H&R, Inc.                                                                               20,910       1,157,787

Chemicals 1.32%                                                                                             1,699,964
Air Products & Chemicals, Inc.                                                                 32,178       1,699,964

Computers 9.80%                                                                                             2,630,671
Accenture Ltd. (Class A) (Bermuda)*                                                            27,950         735,644
Automatic Data Processing, Inc.                                                                25,000         990,250
BMC Software, Inc.*                                                                            24,000         447,600
Cisco Systems, Inc.* +                                                                         58,665       1,424,973
Dell Computer Corp.*                                                                           49,500       1,681,020
EMC Corp.* +                                                                                   35,869         463,427
Hewlett-Packard Co. +                                                                          62,109       1,426,644
International Business Machines Corp.                                                          21,000       1,946,280
Microsoft Corp.                                                                               110,755       3,050,193
Oracle Corp.*                                                                                  35,200         464,640

Consumer Products -- Misc. 0.75%                                                                              971,248
Clorox Co. (The)                                                                               20,001         971,248

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Cosmetics & Personal Care 1.92%                                                                            $2,480,021
Avon Products, Inc.                                                                            11,087         748,262
Colgate-Palmolive Co.                                                                          16,000         800,800
Gillette Co. (The)                                                                             25,346         930,959

Diversified Operations 3.17%                                                                                4,089,736
3M Co.                                                                                         18,244       1,551,287
Illinois Tool Works, Inc.                                                                      10,400         872,664
Pentair, Inc.                                                                                  15,000         685,500
Johnson Controls, Inc.                                                                          8,442         980,285

Electronics 5.28%                                                                                           6,810,401
Analog Devices, Inc.*                                                                          30,907       1,410,904
Emerson Electric Co.                                                                           16,235       1,051,216
General Electric Co.                                                                           92,940       2,879,281
Texas Instruments, Inc.                                                                        50,000       1,469,000

Finance 4.55%                                                                                               5,857,308
American Express Co.                                                                           29,587       1,426,981
Citigroup, Inc.                                                                                67,100       3,257,034
MBNA Corp.                                                                                     47,215       1,173,293

Food 0.71%                                                                                                    911,820
Sara Lee Corp.                                                                                 42,000         911,820

Insurance 2.99%                                                                                             3,858,120
AFLAC, Inc.                                                                                    12,442         450,151
American International Group, Inc.                                                             32,600       2,160,728
Travelers Property Casualty Corp. (Class A)                                                    74,329       1,247,241

Media 2.30%                                                                                                 2,968,939
Comcast Corp. (Class A)*                                                                       20,250         665,617
Viacom, Inc. (Class B)*                                                                        51,900       2,303,322

Medical 8.93%                                                                                               1,511,681
Abbott Laboratories                                                                            34,000       1,584,400
Aetna, Inc.                                                                                    22,889       1,546,839
Amgen, Inc.*                                                                                   15,000         927,000
Anthem, Inc.* +                                                                                 7,658         574,350
Cardinal Health, Inc.                                                                           7,130         436,071
Guidant Corp. *                                                                                 4,250         255,850
Health Management Associates, Inc. (Class A)*                                                  23,650         567,600
Johnson & Johnson                                                                              34,200       1,766,772
McKesson Corp.                                                                                 27,200         874,752
Medco Health Solutions, Inc.*                                                                   1,337          45,445
Pfizer, Inc.                                                                                   83,006       2,932,602

Mortgage Banking 0.45%                                                                                        577,962
Fannie Mae                                                                                      7,700         577,962

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Oil & Gas 5.12%                                                                                            $6,601,425
BP Plc., American Depositary Receipt (ADR) (United Kingdom)                                    21,100       1,041,285
ChevronTexaco Corp.                                                                            15,758       1,361,334
Devon Energy Corp.                                                                             16,850         964,831
Exxon Mobil Corp.                                                                              53,600       2,197,600
Unocal Corp.                                                                                   12,500         460,375
Weatherford International Ltd.*                                                                16,000         576,000

Retail 5.78%                                                                                                7,447,201
Costco Wholesale Corp.*                                                                        26,350         979,693
CVS Corp.                                                                                      26,186         945,838
Family Dollar Stores, Inc.                                                                     14,628         524,853
Kroger Co. (The)*                                                                              12,817         237,243
Lowe's Cos., Inc.                                                                              41,900       2,320,841
Target Corp.                                                                                   27,903       1,071,475
Wal-Mart Stores, Inc.                                                                          25,773       1,367,258

Telecommunications 3.14%                                                                                    4,047,183
Motorola, Inc.                                                                                 67,768         953,496
Nokia Corp., ADR (Finland)                                                                     39,280         667,760
SBC Communications, Inc.                                                                       27,020         704,411
Verizon Communications, Inc.                                                                   49,074       1,721,516

Textile 0.63%                                                                                                 815,504
Jones Apparel Group, Inc.*                                                                     23,148         815,504

Transportation 0.87%                                                                                        1,115,223
Union Pacific Corp.                                                                            16,051       1,115,223

Utilities 1.03%                                                                                             1,332,310
Constellation Energy Group, Inc.                                                               18,310         717,020
Entergy Corp.                                                                                  10,770         615,290


                                                                             CREDIT       PAR VALUE
ISSUER, DESCRIPTION                                                          RATING**  (000s OMITTED)           VALUE
PREFERRED STOCKS 4.34%                                                                                     $5,588,480
(Cost $4,963,622)

Media 1.56%                                                                                                 2,003,480
CSC Holdings, Inc., 11.125%, Ser M                                           B               $9,176           963,480
CSC Holdings, Inc., 11.75%, Ser H                                            B               10,000         1,040,000

Oil & Gas 2.78%                                                                                             3,585,000
Lasmo America Ltd., 8.15% (R)                                                A+              30,000         3,585,000

See notes to
financial statements.


10


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST  CREDIT        PAR VALUE
MATURITY DATE                                                      RATE      RATING**  (000s OMITTED)           VALUE
CORPORATE BONDS 15.34%                                                                                    $19,773,835
(Cost $18,629,524)

Finance 5.50%                                                                                               7,094,627
Ford Motor Credit Co.,
Note 01-25-07                                                      6.500%    BBB              $1,500        1,597,836
General Electric Capital Corp.,
Note Ser A 02-22-11                                                6.125     AAA               1,000        1,100,116
Household Finance Corp.,
Sr Note 06-17-08                                                   6.400     A                 1,000        1,108,711
Sr Note 01-24-06                                                   6.500     A                 2,015        2,179,174
Standard Credit Card Master Trust,
Pass Thru Ctf Ser 1994-2 Class A 04-07-08                          7.250     AAA               1,000        1,108,790

Insurance 0.01%                                                                                                14,159
Principal Life Global, Inc.,
Note 02-15-12 (R)                                                  6.250     AA                   13           14,159

Media 0.85%                                                                                                 1,097,364
Comcast Cable Communications, Inc.,
Note 11-15-08                                                      6.200     BBB               1,000        1,097,364

Oil & Gas 0.01%                                                                                                16,702
Kinder Morgan Energy Partners, L.P.,
Sr Bond 03-15-32                                                   7.750     BBB+                 14           16,702

Paper & Paper Products 0.01%                                                                                    7,924
Norske Skogindustrier A.S.A.,
Note (Norway) 10-15-11 (R)                                         7.625     BBB                   7            7,924

Utilities 8.96%                                                                                            11,543,059
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond 06-01-17                                 9.000     BB+               1,000        1,149,420
CalEnergy Co., Inc.,
Sr Bond 09-15-28                                                   8.480     BBB-              2,000        2,474,140
Kansas City Power & Light Co.,
Sr Note 11-15-11                                                   6.500     BBB               1,000        1,100,915
Midland Funding Corp. II,
Deb Ser A 07-23-05                                                11.750     BB-               3,437        3,711,590
New Valley Generation II,
Pass Thru Ctf 05-01-20                                             5.572     AAA                 923          968,594
Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B 08-01-08                           7.500     BBB-              1,944        2,138,400

See notes to
financial statements.


11


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION,                                               INTEREST  CREDIT        PAR VALUE
MATURITY DATE                                                      RATE      RATING**  (000s OMITTED)           VALUE
U.S. GOVERNMENT AND AGENCIES SECURITIES 11.58%                                                            $14,930,150
(Cost $14,353,270)

Government -- U.S. 4.35%                                                                                    5,612,754
United States Treasury,
Bond 02-15-26 +                                                    6.000%    AAA                $500          554,472
Bond 02-15-31 +                                                    5.375     AAA               1,500        1,564,278
Note 12-31-04 +                                                    1.750     AAA               1,000        1,005,039
Note 05-15-08 +                                                    2.625     AAA                 500          492,480
Note 08-15-08 +                                                    3.250     AAA               1,000        1,006,094
Note 11-15-12 +                                                    4.000     AAA               1,000          990,391

Government -- U.S. Agencies 7.23%                                                                           9,317,396
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 08-01-08                                       7.500     AAA                 148          157,523
15 Yr Pass Thru Ctf 07-01-11                                       7.000     AAA                 216          230,709
15 Yr Pass Thru Ctf 08-01-16                                       6.500     AAA                  94           99,540
15 Yr Pass Thru Ctf 12-01-17                                       4.500     AAA                 947          949,351
30 Yr Pass Thru Ctf 01-01-31                                       8.000     AAA                  47           51,166
30 Yr Pass Thru Ctf 04-01-31                                       7.500     AAA                  59           63,264
30 Yr Pass Thru Ctf 06-01-31                                       7.000     AAA                  52           54,618
30 Yr Pass Thru Ctf 05-01-32                                       6.500     AAA                 207          216,309
30 Yr Pass Thru Ctf 06-01-32                                       6.000     AAA                  79           81,310
30 Yr Pass Thru Ctf 06-01-32                                       7.000     AAA                  47           49,508
Note 06-18-07 +                                                    4.750     AAA               2,000        2,029,824
Note 05-15-11 +                                                    6.000     AAA               1,500        1,662,510
Financing Corp.,
Bond 11-02-18                                                      9.650     AAA               1,790        2,614,363
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 04-15-21                                       9.000     AAA                   9           10,423
30 Yr Pass Thru Ctf 04-15-29                                       6.500     AAA                 992        1,046,978

See notes to
financial statements.


12


FINANCIAL STATEMENTS


ISSUER, DESCRIPTION                                                       INTEREST          PAR VALUE
MATURITY DATE                                                                 RATE      (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 4.50%                                                                              $5,797,136
(Cost $5,797,136)

Joint Repurchase Agreement 1.45%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-03, due 01-02-04 (Secured by
U.S. Treasury Inflation Indexed Bond, 3.875%
due 04-15-29, U.S. Treasury Inflation Indexed
Notes, 3.625% through 4.250% due 01-15-08
through 01-15-10)                                                            0.850%            1,864       1,864,000


                                                                                              SHARES
Cash Equivalents 3.05%
AIM Cash Investment Trust***                                                               3,933,136       3,933,136

TOTAL INVESTMENTS 102.70%                                                                               $132,369,255

OTHER ASSETS AND LIABILITIES, NET (2.70%)                                                                ($3,484,345)

TOTAL NET ASSETS 100.00%                                                                                $128,884,910



  * Non-income-producing security.

 ** Credit ratings by Moody's Investors Service.

*** Represents investment of security lending collateral.

  + All or a portion of this security is on loan on December 31, 2003.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,607,083 or 2.80% of net assets as of December 31, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, the security is U.S. dollar denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

    See notes to
    financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

December 31, 2003
This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $111,926,262)
including $13,261,170 of securities loaned                       $132,369,255
Cash                                                                      535
Receivable for shares sold                                                136
Dividends and interest receivable                                     723,951
Other assets                                                           37,039

Total assets                                                      133,130,916

LIABILITIES
Payable for shares repurchased                                         83,796
Payable for securities on loan                                      3,933,136
Payable to affiliates
Management fee                                                         68,741
Distribution and service fee                                            9,845
Other                                                                  58,911
Other payables and accrued expenses                                    91,577

Total liabilities                                                   4,246,006

NET ASSETS
Capital paid-in                                                   131,104,129
Accumulated net realized loss on investments                      (22,681,839)
Net unrealized appreciation of investments                         20,442,993
Accumulated net investment income                                      19,627

Net assets                                                       $128,884,910

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($88,033,046 [DIV] 7,893,415 shares)                           $11.15
Class B ($29,819,935 [DIV] 2,673,817 shares)                           $11.15
Class C ($4,080,819 [DIV] 365,996 shares)                              $11.15
Class I ($6,951,110 [DIV] 623,458 shares)                              $11.15

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($11.15 [DIV] 95%)                                           $11.74
Class C ($11.15 [DIV] 99%)                                             $11.26

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  See notes to
  financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
December 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Interest (including securities lending income of $20,432)          $2,050,006
Dividends (net of foreign withholding taxes of $4,920)              1,735,864

Total investment income                                             3,785,870

EXPENSES
Investment management fee                                             732,091
Class A distribution and service fee                                  254,226
Class B distribution and service fee                                  277,466
Class C distribution and service fee                                   25,496
Class A, B and C transfer agent fee                                   420,483
Class I transfer agent fee                                             10,322
Registration and filing fee                                            51,249
Auditing fee                                                           35,650
Accounting and legal services fee                                      34,565
Custodian fee                                                          21,905
Printing                                                               18,465
Miscellaneous                                                           7,781
Trustees' fee                                                           2,878
Legal fee                                                               2,212
Interest                                                                1,486

Total expenses                                                      1,896,275

Net investment income                                               1,889,595

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                    1,362,992
Change in net unrealized appreciation (depreciation)
of investments                                                     17,006,911

Net realized and unrealized gain                                   18,369,903

Increase in net assets from operations                            $20,259,498

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                      12-31-02 1    12-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                               $2,952,013    $1,889,595
Net realized gain (loss)                           (18,484,630)    1,362,992
Change in net unrealized
appreciation (depreciation)                        (16,168,715)   17,006,911
Increase (decrease) in net assets
resulting from operations                          (31,701,332)   20,259,498

Distributions to shareholders
From net investment income
Class A                                             (2,378,362)   (1,584,551)
Class B                                               (524,247)     (331,349)
Class C                                                (35,162)      (32,929)
Class I 2                                             (156,603)     (171,115)
                                                    (3,094,374)   (2,119,944)
From Fund share transactions                       (27,407,241)  (11,466,452)

NET ASSETS
Beginning of period                                184,414,755   122,211,808

End of period 3                                   $122,211,808  $128,884,910


1 Audited by previous auditor.

2 Class I shares began operations on 3-1-02.

3 Includes accumulated net investment income $24,359 and $19,627, respectively.


See notes to
financial statements.

FINANCIAL STATEMENTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                                12-31-99 1  12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.06      $14.05      $13.03        $12.02       $9.61
Net investment income 3                         0.35        0.33        0.30          0.23        0.17
Net realized and unrealized
gain (loss) on investments                      0.18       (0.59)      (0.99)        (2.40)       1.56
Total from
investment operations                           0.53       (0.26)      (0.69)        (2.17)       1.73
Less distributions
From net investment income                     (0.36)      (0.33)      (0.32)        (0.24)      (0.19)
From net realized gain                         (0.18)      (0.43)         --            --          --
                                               (0.54)      (0.76)      (0.32)        (0.24)      (0.19)
Net asset value,
end of period                                 $14.05      $13.03      $12.02         $9.61      $11.15
Total return 4 (%)                              3.89       (1.83)      (5.23)       (18.19)      18.21

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $131        $148        $136           $85         $88
Ratio of expenses
to average net assets (%)                       1.22        1.31        1.37          1.39        1.41
Ratio of net investment income
to average net assets (%)                       2.47        2.52        2.45          2.15        1.70
Portfolio turnover (%)                            94          99          98            86          60


See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

PERIOD ENDED                                12-31-99 1  12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.06      $14.05      $13.03        $12.01       $9.61
Net investment income 3                         0.26        0.24        0.22          0.16        0.10
Net realized and unrealized
gain (loss) on investments                      0.17       (0.59)      (1.00)        (2.40)       1.56
Total from
investment operations                           0.43       (0.35)      (0.78)        (2.24)       1.66
Less distributions
From net investment income                     (0.26)      (0.24)      (0.24)        (0.16)      (0.12)
From net realized gain                         (0.18)      (0.43)         --            --          --
                                               (0.44)      (0.67)      (0.24)        (0.16)      (0.12)
Net asset value,
end of period                                 $14.05      $13.03      $12.01         $9.61      $11.15
Total return 4 (%)                              3.16       (2.51)      (5.99)       (18.71)      17.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $112         $77         $46           $28         $30
Ratio of expenses
to average net assets (%)                       1.92        2.01        2.07          2.09        2.11
Ratio of net investment income
to average net assets (%)                       1.76        1.78        1.75          1.44        1.00
Portfolio turnover (%)                            94          99          98            86          60



See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

PERIOD ENDED                                12-31-99 1,5  12-31-00 1  12-31-01 1,2  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $14.60        $14.05      $13.03        $12.01       $9.61
Net investment income 3                         0.19          0.24        0.21          0.16        0.10
Net realized and unrealized
(gain) loss on investments                     (0.37)        (0.59)      (0.99)        (2.40)       1.56
Total from
investment operations                          (0.18)        (0.35)      (0.78)        (2.24)       1.66
Less distributions
From net investment income                     (0.19)        (0.24)      (0.24)        (0.16)      (0.12)
From net realized gain                         (0.18)        (0.43)         --            --          --
                                               (0.37)        (0.67)      (0.24)        (0.16)      (0.12)
Net asset value,
end of period                                 $14.05        $13.03      $12.01         $9.61      $11.15
Total return 4 (%)                             (1.15) 6      (2.51)      (5.99)       (18.71)      17.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     -- 7          $1          $2            $2          $4
Ratio of expenses
to average net assets (%)                       1.84 8        2.01        2.07          2.09        2.11
Ratio of net investment income
to average net assets (%)                       1.88 8        1.93        1.76          1.46        0.99
Portfolio turnover (%)                            94            99          98            86          60


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                12-31-02 1,5  12-31-03

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $11.93         $9.61
Net investment income 3                         0.21          0.23
Net realized and unrealized
gain (loss) on investments                     (2.26)         1.56
Total from
investment operations                          (2.05)         1.79
Less distributions
From net
investment income                              (0.27)        (0.25)
Net asset value,
end of period                                  $9.61        $11.15
Total return 4 (%)                            (17.29) 6      18.87

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $7            $7
Ratio of expenses
to average net assets (%)                       1.15 8        0.89
Ratio of net investment income
to average net assets (%)                       2.59 8        2.22
Portfolio turnover (%)                            86            60

1 Audited by previous auditor.

2 As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01, and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 2.50%, 1.80% and 1.80% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Class C and Class I shares began operations on 5-3-99 and on 3-1-02, respectively.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Balanced Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2003, the Fund loaned securities having a market value of $13,261,170 collateralized by securities in the amount of $9,591,338, and by cash in the amount of $3,933,136. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $22,663,232 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2009 -- $3,868,997 and December 31, 2010 --
$18,794,235.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended December 31, 2003, the tax character of distributions paid was as follows: ordinary income $2,119,944. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2003, the components of distributable earnings on a tax basis included $48,991 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accep ted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.60% of the Fund's average daily net asset value.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended December 31, 2003, JH Funds received net up-front sales charges of $84,228 with regard to sales of Class A shares. Of this amount, $10,424 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $52,856 was paid as sales commissions to unrelated broker-dealers and $20,948 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended December 31, 2003, JH Funds received net up-front sales charges of

$14,953 with regard to sales of Class C shares. Of this amount, $14,626 was paid as sales commissions to unrelated broker-dealers and $327 was paid as sales commissions to sales personnel of Signator
Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2003, CDSCs received by JH Funds amounted to $60,285 for Class B shares and $410 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Until June 1, 2003, for Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus certain out-of-pocket expenses attributable to Class I shares. Effective June 1, 2003, for Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $1,123 for certain publishing services, included in the printing fees.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 12-31-02 1        YEAR ENDED 12-31-03
                               SHARES         AMOUNT        SHARES         AMOUNT
CLASS A SHARES
Sold                        1,655,781    $18,149,560       948,133     $9,730,160
Distributions reinvested      217,112      2,245,872       144,595      1,496,398
Repurchased                (4,274,681)   (45,682,212)   (2,092,585)   (21,243,203)
Net decrease               (2,401,788)  ($25,286,780)     (999,857)  ($10,016,645)

CLASS B SHARES
Sold                          713,803     $7,600,609       704,120     $7,251,118
Distributions reinvested       46,702        482,898        29,886        309,049
Repurchased                (1,701,248)   (18,229,558)     (964,659)    (9,786,172)
Net decrease                 (940,743)  ($10,146,051)     (230,653)   ($2,226,005)

CLASS C SHARES
Sold                           89,810       $970,466       223,190     $2,338,142
Distributions reinvested        2,980         30,674         2,837         29,656
Repurchased                   (93,675)      (974,583)      (67,079)      (677,568)
Net increase (decrease)          (885)       $26,557       158,948     $1,690,230

CLASS I SHARES 2
Sold                           68,205       $346,726        98,234     $1,000,649
Issued in reorganization      866,555      9,562,352            --             --
Distributions reinvested       15,913        156,598        16,564        171,115
Repurchased                  (237,300)    (2,066,643)     (204,712)    (2,085,796)
Net increase (decrease)       713,373     $7,999,033       (89,914)     ($914,032)
NET DECREASE               (2,630,043)  ($27,407,241)   (1,161,476)  ($11,466,452)

1 Audited by previous auditor.

2 Class I shares began operations on 3-1-02.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2003, aggregated $55,754,033 and $59,139,224, respectively. Purchases and proceeds from maturities of obligations of the U.S. government aggregated $16,682,148 and $22,578,125, respectively, during the year ended December 31, 2003.

The cost of investments owned on December 31, 2003, including short-term investments, for federal income tax purposes was $112,312,459. Gross unrealized appreciation and depreciation of investments aggregated $21,086,169 and $1,029,373, respectively, resulting in net unrealized appreciation of $20,056,796. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

NOTE E
Reclassification of accounts

During the year ended December 31, 2003, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $37,854, an increase in accumulated net investment income of $225,617 and a decrease in capital paid-in of $187,763. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to amortization of bond premium and certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Reorganization

On May 29, 2002, the shareholders of the John Hancock Independence Balanced Fund ("Independence Balanced Fund") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of Independence Balanced Fund in exchange solely for Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 866,555 Class I shares of the Fund for the net assets of the Independence Balanced Fund, which amounted to $9,562,352 for Class I shares, respectively, including $1,052,507 of unrealized appreciation, after the close of business on June 7, 2002.

NOTE G
Change in independent auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Balanced Fund of
John Hancock Investment Trust,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Balanced Fund (the "Fund"), one of the portfolios constituting the John Hancock Investment Trust, as of December 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the years in the four-year period ended December 31, 2002, were audited by other auditors whose report dated February 7, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2003, 80.15% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for calendar year 2003.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1992                31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until
2000); Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999);
Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993);
Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual
(insurance) (until 2000), HealthPlan Services, Inc. (until 1999), Flagship
Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999);
Chairman, Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1996                31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001),
Adorno/ Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation
(since 2001), rateGenius (since 2001), Jefferson-Pilot Corporation
(diversified life insurance company) (since 1985), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001),
ClassMap.com (until 2001), Agile Ventures (until 2001), LBJ Foundation
(until 2000), Golfsmith International, Inc. (until 2000), Metamor Worldwide
(until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000) and
Introgen (since 2000); Advisory Director, Q Investments (since 2000);
Advisory Director, Chase Bank (formerly Texas Commerce Bank -- Austin)
(since 1988), LIN Television (since 2002) and WilTel Communications (since
2002).

Ronald R. Dion, Born: 1946                                                                  1998                31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.


29



                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             1992                31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1992                31
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1992                31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1992                31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3


NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Director, John Hancock Life Insurance Co. (financial services); Executive
Vice President and Chief Investment Officer, John Hancock Life Insurance
Company, Inc. (holding company); Chairman of the Committee of Finance of John Hancock Life Insurance Company; Director, John Hancock Subsidiaries,
LLC (Subsidiaries, LLC), Hancock Natural Resource Group, Independence
Investment LLC, Declaration Management Research LLC, John Hancock
Advisers, LLC (the "Adviser"), The Berkeley Financial Group, LLC ("The
Berkeley Group"), John Hancock Funds, LLC ("John Hancock Funds")
and Massachusetts Business Development Corporation.


30



INTERESTED TRUSTEES 3 (continued)

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Maureen Ford Goldfarb, Born: 1955                                                           2000                51
Trustee, Chairman, President and Chief Executive Officer Executive Vice
President, John Hancock Financial Services, Inc., John Hancock Life
Insurance Company; Chairman, Director, President and Chief Executive
Officer, the Adviser and The Berkeley Group; Chairman, Director, President
and Chief Executive Officer, John Hancock Funds; Chairman, Director,
President and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Subsidiaries, LLC and Signature Services; Investment Company Institute Board
of Governors (since 2002); Senior Vice President, MassMutual Insurance Co.
(until 1999).



PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1992
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Bond Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated
information                       1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Balanced Fund.


3600A 12/03
       2/04

JOHN HANCOCK
Large Cap Equity Fund

12.31.2003

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

Trustees & officers
page 28

For your information
page 33

Dear Fellow Shareholders,

The stock market made a strong recovery in 2003, producing double-digit returns in a broad-based rally. A rebounding economy fueled by historically low interest rates, plus improving corporate earnings and government stimulus in the form of tax cuts were the stimuli for the market's reversal after three down years. As a result, the market, as measured by the Standard & Poor's 500 Index, returned 28.67% in 2003. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 50.77%, while the Dow Jones Industrial Average returned 28.27%. Bonds produced much more modest results, as investors were lured by stocks and interest rates began to rise. The exceptions were high-yield bonds, which posted stock-like returns of 28.97% for the year, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of December 31, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally invest-
ing at least 80%
of its assets in
equity securities
of large-capitaliza-
tion companies in
the capitalization
range of the
Standard & Poor's
500 Index believed
to be undervalued
and/or offer the
potential for
above-average
earnings growth.

Over the past twelve months

* Stocks rallied as the economy improved, led by low-quality stocks with little or no earnings.

* Large-cap stocks posted strong returns, benefiting in part from the weak U.S. dollar.

* The Fund's focus shifted toward economically sensitive sectors, including technology, consumer discretionary, industrials and materials.

[Bar chart with heading "John Hancock Large Cap Equity Fund." Under the heading is a note that reads "Fund performance for the year ended December 31, 2003." The chart is scaled in increments of 5% with 0% at the bottom and 25% at the top. The first bar represents the 23.29% total return for Class A. The second bar represents the 22.42% total return for Class B. The third bar represents the 22.42% total return for Class C. The fourth bar represents the 24.85% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.4%   Citigroup, Inc.
 3.3%   Microsoft Corp.
 2.9%   General Electric Co.
 2.6%   Wells Fargo & Co.
 2.5%   Pfizer, Inc.
 2.2%   Wal-Mart Stores, Inc.
 2.1%   International Business Machines Corp.
 1.9%   Intel Corp.
 1.8%   Lexmark International, Inc.
 1.8%   American International Group, Inc.

As a percentage of net assets on December 31, 2003.


BY ROBERT C. JUNKIN, CPA, AND ROBERT J. UEK, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
Large Cap Equity Fund

Recently, former team members Tom Norton and Roger Hamilton were reassigned to our mid-cap, small-cap and balanced teams, and Paul
Berlinguet left the company.

After three very difficult years, stocks made a strong comeback in 2003, with the Standard & Poor's 500 Index gaining 28.67%. Positive economic data helped fuel the market's gains, with many corporations reporting improvements in both productivity and earnings. Consumer spending remained strong, while corporate spending began showing early signs of picking up. The best performers were the most beaten-up stocks, particularly low-quality stocks with little or no earnings. In addition, stocks in the economically sensitive technology, consumer discretionary, industrial and materials sectors did quite well. Stocks in more defensive sectors, such as health care and consumer staples, lagged behind the overall market. Large-cap stocks posted strong gains, but could not keep pace with the stellar returns of small-cap stocks.

"...stocks made a strong
 comeback in 2003..."

PERFORMANCE AND STRATEGY REVIEW

John Hancock Large Cap Equity Fund remained focused on businesses with proven management teams and strong balance sheets whose shares were selling at attractive valuations. The Fund began the year positioned somewhat defensively as economic uncertainty cast a cloud over the market. As the economy began showing signs of sustained recovery in the second half of the year, however, we took a more aggressive stance by increasing our investments in economically sensitive sectors. This shift helped performance, with the Fund's Class A, Class B, Class C and Class I shares returning 23.29%, 22.42%, 22.42% and 24.85%, respectively, at net asset value for the year ended December 31, 2003.
By comparison, the average large-cap core fund returned 25.53% over the same period, according to Lipper, Inc.1 Keep in mind that your net asset value will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

[Photos of Robert Junkin and Robert Uek.]

TECHNOLOGY RALLY

Technology was one of the Fund's largest sectors and best absolute performers, with an improving economy stimulating demand across the industry. Standouts included Texas Instruments and Motorola, both of which rallied strongly as the semiconductor and communications industries recovered. We sold Motorola, which also benefited from new management and the prospect of spinning off its semiconductor business. Other technology winners included Intel and Cisco Systems, market leaders whose earnings growth exploded as revenue growth took off. Lexmark International, which manufactures printers for companies such as Dell Computer, also posted strong returns as the outlook for technology spending improved.

Somewhat hampering performance relative to the S&P 500 Index, however, were sharp declines posted by Seagate Technology and Celestica. Seagate, a disk drive manufacturer, was hurt by industry concerns and the anticipated sale of shares owned by private investors. Celestica, a contract manufacturer, missed earnings expectations, leading us to sell our position. The Fund also had a large investment in Microsoft, which posted only modest gains as investors favored higher-risk names.

"Technology was one of the
 Fund's largest sectors and
 best absolute performers..."

STRENGTH IN FINANCIALS AND HEALTH CARE

Financials contributed positively to the Fund's performance. Top performers included Citigroup, a financial services company with a global franchise that benefited as capital markets activity improved. Other standouts included U.S. Bancorp, a regional bank that rallied as the recovering economy boosted its credit quality, and Wells Fargo, a regional bank whose mortgage business boomed as interest rates remained low. The Fund also had a large stake in American International Group, a diversified insurance company that posted positive returns despite having to re-estimate claims losses from previous years.

Stock selection in the health-care sector gave an added boost to performance. Winners included Aetna, a health maintenance organization with strong profit margin growth, and Barr Labs, a generic pharmaceutical company that benefited from new product launches. We subsequently took profits in Barr Labs and eliminated our stake. We also sold stocks that disappointed investors, including Baxter International, a blood products company that lowered earnings guidance, and Biovail, a Canadian specialty pharmaceutical company that was hurt by an earnings shortfall as well as concerns about management credibility. An above-average stake in energy stocks further aided performance, with strong returns from integrated oil companies such as ConocoPhillips and ChevronTexaco.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 14%, the second is Computers 11%, the third Electronics 10%, the fourth Oil & gas 9%, and the fifth Retail 8%.]

MIXED RESULTS FROM CONSUMER SECTORS

Our weakest returns came from the consumer staples sector, where investments in Kraft Foods and Altria Group (formerly Philip Morris) weighed heavily on performance. Kraft Foods suffered after revising earnings growth estimates downward, while Altria tumbled amid concerns surrounding tobacco litigation. We sold both stocks. The Fund's large stake in Wal-Mart Stores further hampered returns. The stock posted only modest gains, as actual sales figures fell short of investor expectations.

The Fund had an above-average investment in the consumer discretionary sector, where returns were strong. Among our top gainers were McDonald's, which benefited from new management, new products and a new service focus. Staples, the office supply chain, also did quite well, thanks to strong merchandising and the improving economy. Major disappointments, however, included Viacom, a media conglomerate that suffered from a slower-than-expected recovery in advertising spending. We sold Viacom, but held on to Best Buy, which posted only modest gains as holiday sales lagged behind expectations.

CONSTRUCTIVE OUTLOOK

We believe the economy could be stronger in 2004 than it was in 2003, especially if business spending grows. Working in the economy's favor are recent tax cuts, the Federal Reserve's indication that it will keep near-term interest rates low and the fact that 2004 is an election year. Stock prices have already moved up on these expectations, although we believe many sectors will continue to benefit from an improving economy.

At the period's end, the Fund maintained a bias toward economically sensitive sectors. Recent additions included SPX, a diversified industrial company, and on the materials side, Bowater, a paper company, and Phelps-Dodge, a copper-mining company. In the industrial sector, we maintained a large investment in General Electric, which we expect to benefit as the company focuses on its higher-growth businesses and sheds its lower-growth ones. We remain positive on the overall prospects for large-cap stocks, whose valuations have not risen as fast as those for small-cap stocks. We also expect a weak U.S. dollar to help large-cap companies, many of which have overseas operations.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Motorola followed by an up arrow with the phrase "Improved demand, restructuring." The second listing is McDonald's followed by an up arrow with the phrase "New management, menu and service focus." The third listing is Baxter International followed by a down arrow with the phrase "Lowered earnings guidance, pricing pressures."]

"We remain positive on
 the overall prospects for
 large-cap stocks, whose
 valuations have not risen
 as fast as those for small-cap
 stocks."

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
December 31, 2003

                              Class A      Class B      Class C      Class I 1
Inception date                10-4-49      8-22-91       5-1-98       3-1-01

Average annual returns with maximum sales charge (POP)
One year                        17.16%       17.42%       20.15%       24.85%
Five years                      -1.19%       -1.18%       -1.10%          --
Ten years                        8.60%        8.52%          --           --
Since inception                    --           --        -0.83%      -10.22%

Cumulative total returns with maximum sales charge (POP)
One year                        17.16%       17.42%       20.15%       24.85%
Five years                      -5.82%       -5.77%       -5.39%          --
Ten years                      128.23%      126.59%          --           --
Since inception                    --           --        -4.62%      -26.34%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 For certain types of investors as described in the Fund's Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $28,563 as of December 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Large Cap Equity Fund, without sales charge (NAV) and is equal to $24,028 as of December 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Large Cap Equity Fund, with sales charge (POP) and is equal to $22,823 as of December 31, 2003.

               Cum Value of $10K   Cum Value of $10K            S&P 500
Plot Date              (No Load)            (w/Load)              Index

12/31/93                 $10,000             $ 9,500            $10,000
6/30/1994                  9,140               8,681              9,661
12/31/94                   9,151               8,692             10,132
6/30/95                   10,013               9,511             11,119
12/31/95                  12,512              11,885             13,939
6/30/96                   13,094              12,437             14,688
12/31/96                  15,291              14,524             17,140
6/30/97                   15,862              15,066             17,600
12/31/97                  20,904              19,855             22,858
6/30/98                   23,739              22,549             26,047
12/31/98                  24,236              23,020             29,391
6/30/99                   24,438              23,212             30,855
12/31/99                  33,420              31,744             35,575
6/30/00                   36,116              34,305             36,391
12/31/00                  32,442              30,815             32,336
6/30/01                   30,628              29,092             28,503
12/31/01                  31,350              29,778             28,493
6/30/02                   28,478              27,050             28,571
12/31/02                  19,489              18,511             22,196
6/30/03                   21,265              20,199             24,806
12/31/03                  24,028              22,823             28,563

                                    Class B 1    Class C 1    Class I 2
Period beginning                   12-31-93       5-1-98       3-1-01
Without sales charge                $22,659       $9,633       $7,366
With maximum sales charge 1         $22,659       $9,538       $7,366
Index                               $28,563      $10,767       $9,376

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of December 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's Class I share prospectus.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 99.78%                                                                                     $676,151,543
(Cost $577,841,520)

Advertising 0.59%                                                                                           3,973,515
Omnicom Group, Inc.                                                                            45,500       3,973,515

Aerospace 1.01%                                                                                             6,835,108
Boeing Co. (The)                                                                              162,200       6,835,108

Banks -- Foreign 0.86%                                                                                      5,818,618
Deutsche Bank AG (Germany)                                                                     70,000       5,818,618

Banks -- United States 6.69%                                                                               45,333,312
Bank of America Corp.                                                                         106,550       8,569,816
Mellon Financial Corp.                                                                        171,000       5,490,810
State Street Corp.                                                                            105,700       5,504,856
U.S. Bancorp                                                                                  274,000       8,159,720
Wells Fargo & Co.                                                                             299,000      17,608,110

Beverages 1.83%                                                                                            12,383,000
Coca-Cola Co. (The)                                                                           110,800       5,623,100
PepsiCo, Inc.                                                                                 145,000       6,759,900

Broker Services 2.44%                                                                                      16,546,821
Goldman Sachs Group, Inc. (The) +                                                              77,850       7,686,130
Merrill Lynch & Co., Inc.                                                                      90,050       5,281,432
Morgan Stanley                                                                                 61,850       3,579,259

Computers 11.04%                                                                                           74,825,200
BEA Systems, Inc.* +                                                                          498,400       6,130,320
Cisco Systems, Inc.* +                                                                        200,400       4,867,716
International Business Machines Corp. +                                                       155,000      14,365,400
Lexmark International, Inc.*                                                                  158,000      12,425,120
Microsoft Corp.                                                                               815,600      22,461,624
SAP AG, American Depositary Receipt + (ADR) (Germany)                                         222,000       9,226,320
Seagate Technology* (Cayman Islands)                                                          283,000       5,348,700

Consumer Products Misc. 1.11%                                                                               7,526,800
Clorox Co. (The) +                                                                            155,000       7,526,800

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Cosmetics & Personal Care 3.82%                                                                           $25,858,903
Avon Products, Inc.                                                                            79,000       5,331,710
Colgate-Palmolive Co.                                                                          89,000       4,454,450
Gillette Co. (The)                                                                            171,100       6,284,503
Procter & Gamble Co. (The)                                                                     98,000       9,788,240

Diversified Operations 6.48%                                                                               43,928,796
3M Co.                                                                                         85,900       7,304,077
General Electric Co.                                                                          643,900      19,948,022
SPX Corp.                                                                                      97,650       5,742,797
Tyco International Ltd.                                                                       412,600      10,933,900

Electronics 9.77%                                                                                          66,240,965
Analog Devices, Inc. +                                                                        151,000       6,893,150
ASML Holding N.V.* + (Netherlands)                                                            302,300       6,061,115
Flextronics International Ltd.* + (Singapore)                                                 547,000       8,117,480
Intel Corp.                                                                                   390,000      12,558,000
KLA-Tencor Corp.* +                                                                           177,000      10,384,590
Parker Hannifin Corp. +                                                                       143,000       8,508,500
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)                                    725,665       7,430,810
Texas Instruments, Inc.                                                                       214,000       6,287,320

Finance 5.19%                                                                                              35,143,742
American Express Co.                                                                          172,800       8,334,144
Citigroup, Inc.                                                                               479,000      23,250,660
Sovereign Bancorp, Inc. +                                                                     149,850       3,558,938

Food 0.55%                                                                                                  3,734,032
Dean Foods Co.*                                                                               113,600       3,734,032

Insurance 3.67%                                                                                            24,854,503
American International Group, Inc.                                                            181,700      12,043,076
Hartford Financial Services Group, Inc. (The)                                                  94,800       5,596,044
Travelers Property Casualty Corp. (Class A)                                                   429,999       7,215,383

Machinery 1.43%                                                                                             9,713,340
Caterpiller, Inc.                                                                             117,000       9,713,340

Media 3.87%                                                                                                26,222,362
Comcast Corp. (Class A)*                                                                      221,300       7,274,131
Hughes Electronics Corp.*                                                                     553,612       9,162,279
News Corp. Ltd. (The) (ADR) (Australia)                                                        61,919       1,873,050
Time Warner, Inc.*                                                                            439,850       7,912,902

Medical 13.80%                                                                                             93,547,063
Aetna, Inc.                                                                                   136,150       9,201,017
Bard (C.R.), Inc.                                                                              98,500       8,003,125
Biogen Idec, Inc.*                                                                            257,650       9,476,367
Forest Laboratories, Inc.* +                                                                   78,000       4,820,400
Johnson & Johnson                                                                             136,950       7,074,837
McKesson Corp.                                                                                227,000       7,300,320
Millennium Pharmaceuticals, Inc.*                                                             413,150       7,713,510

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Medical (continued)
Pfizer, Inc. +                                                                                485,750     $17,161,548
Shire Pharmaceuticals Group Plc* (ADR) (United Kingdom)                                       248,358       7,214,800
St. Jude Medical, Inc.                                                                        133,600       8,196,360
Valeant Pharmaceuticals International                                                         134,463       3,381,744
Wyeth                                                                                          94,300       4,003,035

Metal 2.67%                                                                                                18,101,923
Newmont Mining Corp.                                                                          205,450       9,986,924
Phelps Dodge Corp.* +                                                                         106,650       8,114,999

Oil & Gas 9.19%                                                                                            62,286,572
ChevronTexaco Corp.                                                                            97,000       8,379,830
ConocoPhillips                                                                                122,000       7,999,540
ENSCO International, Inc.                                                                     197,000       5,352,490
Nabors Industries Ltd.* (Bermuda)                                                             177,600       7,370,400
Schlumberger Ltd. +                                                                           145,100       7,939,872
Suncor Energy, Inc. (Canada)                                                                  363,000       9,096,780
Talisman Energy, Inc. (Canada)                                                                130,100       7,363,660
Weatherford International Ltd.*                                                               244,000       8,784,000

Paper & Paper Products 1.10%                                                                                7,476,749
Bowater, Inc.                                                                                 161,450       7,476,749

Retail 7.88%                                                                                               53,375,169
Best Buy Co., Inc.                                                                            202,500      10,578,600
Home Depot, Inc. (The)                                                                        215,900       7,662,291
McDonald's Corp.                                                                              377,000       9,360,910
Staples, Inc.*                                                                                196,100       5,353,530
Target Corp.                                                                                  137,000       5,260,800
Wal-Mart Stores, Inc.                                                                         285,750      15,159,038

Telecommunications 4.79%                                                                                   32,425,050
BellSouth Corp. +                                                                             267,900       7,581,570
Nextel Communications, Inc. (Class A)* +                                                      270,000       7,576,200
Nokia Oyj (ADR) (Finland)                                                                     570,000       9,690,000
Verizon Communications, Inc.                                                                  216,000       7,577,280

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                           RATE        (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 12.14%                                                                             $82,292,034
(Cost $82,292,034)

Joint Repurchase Agreement 0.40%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-03, due 01-02-04 (Secured by U.S.
Treasury Inflation Indexed Bond, 3.875%,
due 04-15-29, and U.S. Treasury Inflation
Indexed Notes, 3.625% through 4.250%, due
01-15-08 through 01-15-10)                                                    0.85%            $2,716       2,716,000



                                                                                               SHARES
Cash Equivalents 11.74%
AIM Cash Investment Trust**                                                                79,576,034      79,576,034

TOTAL INVESTMENTS  111.92%                                                                               $758,443,577

OTHER ASSETS AND LIABILITIES, NET  (11.92%)                                                              ($80,765,599)

TOTAL NET ASSETS  100.00%                                                                                $677,677,978


  * Non-income-producing security.

 ** Represents investment of security lending collateral.

  + All or a portion of this security is on loan on December 31, 2003.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

December 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $660,133,554)
including $78,084,180 of securities loaned                       $758,443,577
Cash                                                                      369
Receivable for shares sold                                             13,940
Dividends and interest receivable                                     370,614
Other assets                                                          180,728

Total assets                                                      759,009,228

LIABILITIES
Payable for shares repurchased                                        859,929
Payable for securities on loan                                     79,576,034
Payable to affiliates
Management fee                                                        376,394
Distribution and service fee                                           63,880
Other                                                                 186,193
Other payables and accrued expenses                                   268,820

Total liabilities                                                  81,331,250

NET ASSETS
Capital paid-in                                                 1,260,700,911
Accumulated net realized loss on investments,
foreign currency transactions and written options                (681,217,079)
Net unrealized appreciation of investments                         98,310,023
Accumulated net investment loss                                      (115,877)

Net assets                                                       $677,677,978

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($375,844,403 [DIV] 25,720,407 shares)                         $14.61
Class B ($266,843,141 [DIV] 19,088,288 shares)                         $13.98
Class C ($34,979,701 [DIV] 2,501,700 shares)                           $13.98
Class I ($10,733 [DIV] 722 shares)                                     $14.87

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($14.61 [DIV] 95%)                                           $15.38
Class C ($13.98 [DIV] 99%)                                             $14.12

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  See notes to
  financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
December 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $117,758)           $9,136,542
Securities lending income                                             262,024
Interest                                                              218,991

Total investment income                                             9,617,557

EXPENSES
Investment management fee                                           4,163,438
Class A distribution and service fee                                  898,378
Class B distribution and service fee                                2,703,354
Class C distribution and service fee                                  355,659
Class A, B and C transfer agent fee                                 2,626,415
Class I transfer agent fee                                              1,174
Accounting and legal services fee                                     191,854
Custodian fee                                                         108,871
Printing                                                               51,418
Miscellaneous                                                          40,593
Trustees' fee                                                          39,188
Auditing fee                                                           38,950
Registration and filing fee                                            37,664
Interest                                                               11,868
Legal fee                                                              11,254

Total expenses                                                     11,280,078
Less expense reductions                                                (4,838)

Net expenses                                                       11,275,240

Net investment loss                                                (1,657,683)

REALIZED AND UNREALIZED GAIN

Net realized gain on
Investments                                                        25,301,968
Foreign currency transactions                                           8,124
Written options                                                     1,310,926
Change in net unrealized appreciation (depreciation) of
Investments                                                       111,159,899
Translation of assets and liabilities in foreign currencies                 8

Net realized and unrealized gain                                  137,780,925

Increase in net assets from operations                           $136,123,242

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                     YEAR            YEAR
                                                    ENDED           ENDED
                                                 12-31-02 1      12-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                           ($3,854,664)    ($1,657,683)
Net realized gain (loss)                     (674,130,172)     26,621,018
Change in net unrealized
appreciation (depreciation)                   122,081,135     111,159,907
Increase (decrease) in net assets
resulting from operations                    (555,903,701)    136,123,242

Distributions to shareholders
From net realized gain
Class A                                          (754,424)             --
Class B                                          (634,703)             --
Class C                                           (96,261)             --
Class I                                            (3,128)             --
                                               (1,488,516)             --
From Fund share transactions                 (354,931,656)   (154,984,212)

NET ASSETS
Beginning of period                         1,608,862,821     696,538,948

End of period 2                              $696,538,948    $677,677,978


1 Audited by previous auditor.

2 Includes accumulated net investment loss of $101,764 and $115,877, respectively.

  See notes to
  financial statements.

FINANCIAL HIGHLIGHTS


FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                12-31-99 1  12-31-00 1  12-31-01 1  12-31-02 1    12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.26      $27.02      $20.93      $19.10      $11.85
Net investment income (loss) 2                  0.09 3     (0.10)      (0.10)         -- 4      0.01
Net realized and unrealized
gain (loss) on investments                      7.80        0.07       (0.62)      (7.23)       2.75
Total from
investment operations                           7.89       (0.03)      (0.72)      (7.23)       2.76
Less distributions
From net realized gain                         (2.13)      (6.06)      (1.11)      (0.02)         --
Net asset value,
end of period                                 $27.02      $20.93      $19.10      $11.85      $14.61
Total return 5 (%)                             37.89       (2.93)      (3.36)     (37.83)      23.29

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $604        $774        $768        $365        $376
Ratio of expenses
to average net assets (%)                       1.17        1.14        1.23        1.28        1.35
Ratio of net investment income
(loss) to average net assets (%)                0.40       (0.39)      (0.50)       0.02        0.10
Portfolio turnover (%)                           113         112          71         114         140

See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                12-31-99 1  12-31-00 1  12-31-01 1  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.20      $26.79      $20.52      $18.55      $11.42
Net investment loss 2                          (0.07)      (0.30)      (0.25)      (0.11)      (0.08)
Net realized and unrealized
gain (loss) on investments                      7.75        0.09       (0.61)      (7.00)       2.64
Total from
investment operations                           7.68       (0.21)      (0.86)      (7.11)       2.56
Less distributions
From net realized gain                         (2.09)      (6.06)      (1.11)      (0.02)         --
Net asset value,
end of period                                 $26.79      $20.52      $18.55      $11.42      $13.98
Total return 5 (%)                             36.95       (3.64)      (4.12)     (38.31)      22.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                   $768        $791        $718        $290        $267
Ratio of expenses
to average net assets (%)                       1.88        1.89        1.98        2.03        2.10
Ratio of net investment loss
to average net assets (%)                      (0.31)      (1.13)      (1.25)      (0.74)      (0.66)
Portfolio turnover (%)                           113         112          71         114         140

See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                12-31-99 1  12-31-00 1  12-31-01 1  12-31-02 1  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.20      $26.79      $20.52      $18.55      $11.42
Net investment loss 2                          (0.09)      (0.29)      (0.25)      (0.11)      (0.08)
Net realized and unrealized
gain (loss) on investments                      7.77        0.08       (0.61)      (7.00)       2.64
Total from
investment operations                           7.68       (0.21)      (0.86)      (7.11)       2.56
Less distributions
From net realized gain                         (2.09)      (6.06)      (1.11)      (0.02)         --
Net asset value,
end of period                                 $26.79      $20.52      $18.55      $11.42      $13.98
Total return 5 (%)                             36.94       (3.64)      (4.12)     (38.31)      22.42

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $13         $66        $120         $40         $35
Ratio of expenses
to average net assets (%)                       1.92        1.89        1.98        2.03        2.10
Ratio of net investment loss
to average net assets (%)                      (0.40)      (1.14)      (1.25)      (0.75)      (0.66)
Portfolio turnover (%)                           113         112          71         114         140

See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                12-31-01 1,6     12-31-02 1     12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                           $21.42           $19.11         $11.91
Net investment income (loss) 2                 (0.02)            0.07           0.08
Net realized and unrealized gain
(loss) on investments                          (1.18)           (7.25)          2.88
Total from
investment operations                          (1.20)           (7.18)          2.96
Less distributions
From net realized gain                         (1.11)           (0.02)            --
Net asset value,
end of period                                 $19.11           $11.91         $14.87
Total return 5 (%)                             (5.53) 7        (37.55)         24.85

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                     $2               $1             -- 8
Ratio of expenses
to average net assets (%)                       0.84 9           0.81           0.84
Ratio of net investment income
(loss) to average net assets (%)               (0.10) 9          0.49           0.62

Portfolio turnover (%)                            71              114            140

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Class A has net investment income because of its relatively lower class expenses, as compared to other share classes.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Class I shares began operations on 3-1-01.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Large Cap Equity Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2003.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability.

The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract's terms ("credit risk") or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's Statement of Assets and Liabilities. The Fund had no outstanding written options on December 31, 2003.

Written options for the year ended December 31, 2003, were as follows:

                                  NUMBER OF CONTRACTS     PREMIUMS RECEIVED
----------------------------------------------------------------------------
Outstanding, beginning of period                   --                    --
Options written                                11,500            $1,573,681
Option closed                                  (6,860)             (896,777)
Options expired                                (4,640)             (676,904)
Outstanding, end of period                         --                    --


Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2003, the Fund loaned securities having a market value of $78,084,180 collateralized by cash in the amount of $79,576,034. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $676,222,905 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distribution will be made. The entire amount of the loss carryforward expires December 31, 2010. Net capital losses of $260,396 that are attributable to security transactions incurred after October 31, 2003 are treated as arising on January 1, 2004, the first day of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.625% of the Fund's average daily net asset value.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commission offsets applied during the year. Accordingly, the expense reductions related to custody fees reductions amounted to $4,838, and had no impact on the Fund's ratio of expenses to average net assets, for the year ended December 31, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended December 31, 2003, JH Funds received net up-front sales charges of $269,213 with regard to sales of Class A shares. Of this amount, $24,951 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $189,691 was paid as sales commissions to unrelated broker-dealers and $54,571 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended December 31, 2003, JH Funds received net up-front sales charges of $15,170 with regard to sales of Class C shares. Of this amount, $13,366 was paid as sales commissions to unrelated broker-dealers and $1,804 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2003, CDSCs received by JH Funds amounted to $668,591 for Class B shares and $3,140 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Until June 1, 2003, for Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus certain out-of-pocket expenses attributable to Class I shares. Effective June 1, 2003, for Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I shares average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $1,982 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 722 Class I shares of beneficial interest of the Fund on December 31, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                      YEAR ENDED 12-31-02 1         YEAR ENDED 12-31-03
                                   SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                            5,740,846     $87,450,937     3,028,142     $38,735,843
Distributions reinvested           57,532         693,267            --              --
Repurchased                   (15,247,119)   (220,447,731)   (8,084,772)   (102,737,813)
Net decrease                   (9,448,741)  ($132,303,527)   (5,056,630)   ($64,001,970)

CLASS B SHARES
Sold                            3,344,095     $51,049,563     1,432,949     $17,569,583
Distributions reinvested           45,894         533,749            --              --
Repurchased                   (16,689,652)   (233,823,706)   (7,753,074)    (94,649,570)
Net decrease                  (13,299,663)  ($182,240,394)   (6,320,125)   ($77,079,987)

CLASS C SHARES
Sold                            1,196,521     $17,751,342       170,490      $2,098,308
Distributions reinvested            7,150          83,160            --              --
Repurchased                    (4,153,801)    (58,397,906)   (1,193,132)    (14,354,378)
Net decrease                   (2,950,130)   ($40,563,404)   (1,022,642)   ($12,256,070)

CLASS I SHARES
Sold                               95,474      $1,614,797        36,271        $443,481
Distributions reinvested              258           3,128            --              --
Repurchased                       (96,624)     (1,442,256)     (160,760)     (2,089,666)
Net increase (decrease)              (892)       $175,669      (124,489)    ($1,646,185)

NET DECREASE                  (25,699,426)  ($354,931,656)  (12,523,886)  ($154,984,212)

1 Audited by previous auditor.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2003, aggregated $903,976,501 and $1,026,202,408, respectively.

The cost of investments owned on December 31, 2003, including short-term investments, for federal income tax purposes, was $664,867,157. Gross unrealized appreciation and depreciation of investments aggregated $97,922,830 and $4,346,410, respectively, resulting in net unrealized appreciation of $93,576,420. The difference between book basis and tax basis net unrealized appreciation on certain sales of securities.

NOTE E
Reclassification of accounts

During the year ended December 31, 2003, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $6,851, a decrease in accumulated net investment loss of $1,643,570 and a decrease in capital paid-in of $1,636,719. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and net operating losses. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Change in independent auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To The Board of Trustees and Shareholders of
John Hancock Large Cap Equity Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Large Cap Equity Fund (the "Fund"), one of the portfolios constituting the John Hancock Investment Trust, as of December 31, 2003 and the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the five year period ended December 31, 2002, were audited by other auditors whose report dated February 7, 2003 expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2003.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 1994                31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1986                31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  1998                31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.


28



                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             1994                31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               1994                31
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1994                31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Director, John Hancock Life Insurance Co. (financial services); Executive
Vice President and Chief Investment Officer, John Hancock Life Insurance
Company, Inc. (holding company); Chairman of the Committee of Finance of John Hancock Life Insurance Company; Director, John Hancock Subsidiaries,
LLC (Subsidiaries, LLC), Hancock Natural Resource Group, Independence
Investment LLC, Declaration Management Research LLC, John Hancock
Advisers, LLC (the "Adviser"), The Berkeley Financial Group, LLC ("The
Berkeley Group"), John Hancock Funds, LLC ("John Hancock Funds")
and Massachusetts Business Development Corporation.


29



INTERESTED TRUSTEES 3 (continued)

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Maureen Ford Goldfarb, Born: 1955                                                           2000                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Investment
Company Institute Board of Governors (since 2002); Senior Vice President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1994
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1994
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.



The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Bond Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service
representatives                   1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of the shareholders of the John Hancock Large Cap Equity Fund.

5000A 12/03
       2/04

JOHN HANCOCK
Fundamental Value Fund

12.31.2003

Annual Report


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, in upper left-hand corner.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 24

For your information
page 29

Dear Fellow Shareholders,

The stock market made a strong recovery in 2003, producing double-digit returns in a broad-based rally. A rebounding economy fueled by historically low interest rates, plus improving corporate earnings and government stimulus in the form of tax cuts were the stimuli for the market's reversal after three down years. As a result, the market, as measured by the Standard & Poor's 500 Index, returned 28.67% in 2003. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 50.77%, while the Dow Jones Industrial Average returned 28.27%. Bonds produced much more modest results, as investors were lured by stocks and interest rates began to rise. The exceptions were high-yield bonds, which posted stock-like returns of 28.97% for the year, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of December 31, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
normally invest-
ing at least 80%
of its assets in
equity securities
of U.S. and foreign
companies of any
size that appear to
be undervalued
relative to the
overall market.

Over the last twelve months

* The stock market rallied on a rebounding economy, low interest rates and improved corporate earnings.

* Health-care stocks provided the Fund with its best relative returns.

* The Fund boosted its stake in cyclical stocks such as technology, industrials and materials.

[Bar chart with heading "John Hancock Fundamental Value Fund." Under the heading is a note that reads "Fund performance for the year ended December 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 30% at the top. The first bar represents the 27.78% total return for Class A. The second bar represents the 27.27% total return for Class B. The third bar represents the 27.27% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.4%   Citigroup, Inc.
 2.9%   Devon Energy Corp.
 2.8%   Morgan Stanley
 2.7%   American Express Co.
 2.5%   Wachovia Corp.
 2.4%   Pfizer, Inc.
 2.3%   Exxon Mobil Corp.
 2.3%   Constellation Energy Group, Inc.
 2.1%   ConocoPhillips
 2.0%   Liberty Media Corp.

As a percentage of net assets on December 31, 2003.

BY ROGER C. HAMILTON, PORTFOLIO MANAGER

MANAGER'S
REPORT

JOHN HANCOCK
Fundamental Value Fund

The U.S. stock market posted significant gains during 2003. The gathering strength of the economy helped fuel optimism that corporate earnings would continue to improve amid a backdrop of historically low interest rates, increased government spending and federal tax cuts. Gains in the stock market were broad-based, with small-company, lower-quality companies demonstrating the most significant share-price increases. A weaker dollar helped U.S. exports, while booming economies in China and elsewhere helped synchronize a global economic recovery. Cost cutting and capital expenditure cutbacks also supported earnings growth.

PERFORMANCE REVIEW

The Fund offered strong returns, performing in line with its peer group, but slightly lagging behind its benchmark index. For the 12 months ended December 31, 2003, John Hancock Fundamental Value Fund's Class A, Class B and Class C shares returned 27.78%, 27.27% and 27.27%, respectively, at net asset value. To compare, the average large-cap value fund returned 28.27%, according to Lipper, Inc.,1 and the Russell 1000 Value Index returned 30.03%.

"The U.S. stock market
 posted significant
 gains during 2003."

Health care and materials investments proved to be most beneficial to the Fund's performance during the year. On the other hand, investments in the finance and technology sector held back performance relative to the Russell 1000 Value Index.

SHIFT INTO MORE CYCLICAL AREAS

We maintained an overweighted position -- relative to the index -- in both energy and health care throughout the year. As the year progressed, we reduced our focus on financial stocks, feeling that their prospects were less appealing. We also took down the weighting in consumer discretionary stocks, believing that most economic activity would come from the industrial side going forward. We added to the Fund's stake in technology, basic materials and industrials, as we believed these areas offered solid fundamental prospects as well as attractive valuations. Within technology, we tended to favor software stocks, adding to or initiating positions in BMC Software and Microsoft. In industrials, we added such machinery firms and conglomerates as Illinois Tool Works, Emerson Electric, Parker-Hannifin, General Electric and 3M Co.

[A photo of Roger Hamilton flush right next to first paragraph.]

HEALTH CARE AND MATERIALS STOCKS PERFORMED WELL

As we mentioned, the Fund's health-care investments offered the best relative performance. Among the stocks that provided strong returns was Health Management Associates, which owns and manages rural hospitals. We invested in the company because it had the potential to benefit from a low-risk acquisition strategy that should enable it to purchase hospitals with virtual monopolies. The stock fared well in 2003 because it had higher admissions growth than its peers. Pharmaceutical company Pfizer also outperformed, offering an attractive valuation and a steady new-product pipeline. Anthem, an HMO provider, profited from improved pricing and its ability to acquire local Blue Cross/Blue Shield operations. Finally, Abbott Laboratories resolved manufacturing issues and enjoyed strong sales of its rheumatoid arthritis medicine, Humira.

The materials sector rose in concert with the strengthening economy. Packaging company Pactiv was one of the top performers. About 70% of the company's business is concentrated on consumer packaging, with the rest dedicated to industrial applications. The company benefited from the successful rollout of new products as well as its ability to control costs in the face of rising resin prices. Prospects for its industrial business improved with expectations of a pick-up in economic growth. Dow Chemical also contributed, due to increasing demand for ethylene and a successful cost-cutting program.

"...the Fund's health-
 care investments
 offered the best
 relative performance."

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Oil & gas 11%, the second is Computers 11%, the third Finance 9%, the fourth Media 8%, and the fifth Banks-United States 7%.]

SELECTED FINANCE STOCKS DETRACTED

An underweight in finance hurt the Fund's performance relative to the index, as this sector continued to fare well throughout 2003. We subtracted from the sector because we felt that banks, in particular, had already benefited significantly from low interest rates and a steep yield curve. As it turned out, the Federal Reserve Board's decision to keep the benchmark federal funds target rate at historically low levels helped to sustain the finance sector's rally. Fund performance also was held back by our investments in Freddie Mac and Fannie Mae earlier in the year, as these stocks suffered from the specter of accounting discrepancies. We sold Freddie Mac in the aftermath of these problems.

Our decision to hold off on investing in semiconductor and semiconductor capital equipment companies also curtailed the Fund's relative performance. This industry proved to be the leader within technology during the year. That said, the Fund's overweighted position in technology helped its performance. We added to investments in such industry bellwethers as Microsoft, Hewlett-Packard and Dell Computer, and initiated positions in electronics manufacturer Flextronics International and software provider Oracle. We concurrently chose to avoid lower-quality stocks selling at under $5 per share with weak balance sheets and uncertain access to capital markets, finding them to be too risky. However, the market had a strong appetite for these assets -- and they showed the most dramatic improvement -- as the economy perked up and access to capital markets improved.

OTHER FINANCE COMPANIES OFFERED SOLID RETURNS

Ironically, four of the Fund's best contributors came from the finance sector, and all of them were companies involved in the capital markets or consumer-related businesses. These included Citigroup, Morgan Stanley, American Express and Wachovia. Another strong contributor was Cendant, which benefited from solid free cash flow, sustained strength in the real estate market and improving conditions in the travel industry.

In the energy sector, Devon Energy rose on the strength of its acquisition of Ocean Energy. The consolidation was a good

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Merrill Lynch followed by an up arrow with the phrase "Return of small investors to capital markets; cost cutting." The second listing is CVS followed by an up arrow with the phrase "Improved prescription and front-of-store operations." The third listing is Weatherford International followed by a down arrow with the phrase "Spending declines on oil service technologies."]


marriage of Devon's free cash flow and domestic business with Ocean's clean balance sheet and international operations. ConocoPhillips also fared well, meeting earnings expectations and making more significant asset sales than the market expected.

A CONTINUED POSITIVE OUTLOOK

It appears that we are in the middle of a sustained economic recovery, bolstered by a weaker U.S. dollar, low interest rates, increased government spending and tax cuts. We anticipate healthy corporate earnings growth, and believe that software, telecommunications equipment and industrial stocks should offer some of the best prospects going forward.

"Overall...the backdrop
 seems positive for the U.S.
 stock market over the near
 term."

Nevertheless, we also anticipate a pullback in the stock market at some point, as this rally has continued for some time. Other risks include a pullout of foreign capital if the dollar weakens too much or a sharp rise in inflation if the economy overheats. Overall, however, the backdrop seems positive for the U.S. stock market over the near term.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. The manager's statements reflect his own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
December 31, 2003

                              Class A      Class B      Class C
Inception date                 6-1-01       6-1-01       6-1-01

Average annual returns with maximum sales charge (POP)
One year                        21.38%       22.27%      24.95%
Since inception                 -2.75%       -2.44%      -1.67%

Cumulative total returns with maximum sales charge (POP)
One year                        21.38%       22.27%      24.95%
Since inception                 -6.96%       -6.19%      -4.26%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 1000 Value Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Russell 1000 Value Index and is equal to $10,268 as of December 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Fundamental Value Fund, without sales charge (NAV) and is equal to $9,797 as of December 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Fundamental Value Fund, with sales charge (POP) and is equal to $9,304 as of December 31, 2003.

                Cum Value of $10K  Cum Value of $10K      Russell 1000
Plot Date               (No Load)           (w/Load)        Value Index

6/1/2001                  $10,000              9,500            $10,000
6/30/01                    10,020              9,516              9,778
9/30/01                     8,610              8,177              8,707
12/31/01                    9,700              9,211              9,349
3/31/2002                   9,579              9,097              9,732
6/30/02                     8,535              8,105              8,903
9/30/2002                   7,019              6,665              7,232
12/31/02                    7,667              7,281              7,898
3/31/03                     7,344              6,974              7,514
6/30/03                     8,516              8,087              8,812
9/30/03                     8,586              8,154              8,994
12/31/03                    9,797              9,304             10,270


                                    Class B      Class C 1
Period beginning                     6-1-01       6-1-01
Without sales charge                 $9,670       $9,670
With maximum sales charge            $9,381       $9,574
Index                               $10,268      $10,268

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of December 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 100.53%                                                                                      $2,886,314
(Cost $2,403,005)

Aerospace 1.96%                                                                                                56,330
Northrop Grumman Corp.                                                                            275          26,290
Raytheon Co.                                                                                    1,000          30,040

Automobiles/Trucks 0.72%                                                                                       20,812
Honda Motor Co., Ltd (Japan)                                                                      925          20,812

Banks -- United States 7.04%                                                                                  202,191
Bank of America Corp.                                                                             575          46,247
U.S. Bancorp                                                                                    1,045          31,120
Wachovia Corp.                                                                                  1,510          70,351
Wells Fargo & Co.                                                                                 925          54,473

Broker Services 5.06%                                                                                         145,189
Goldman Sachs Group, Inc. (The)                                                                   240          23,695
Merrill Lynch & Co., Inc.                                                                         700          41,055
Morgan Stanley                                                                                  1,390          80,439

Chemicals 3.91%                                                                                               112,338
Air Products & Chemicals, Inc.                                                                    520          27,472
Dow Chemical Co. (The)                                                                            925          38,452
PPG Industries, Inc.                                                                              725          46,414

Computers 10.53%                                                                                              302,299
Accenture Ltd. (Class A)* (Bermuda)                                                               840          22,109
Automatic Data Processing, Inc.                                                                   695          27,529
BMC Software, Inc.*                                                                               835          15,573
Computer Associates International, Inc.                                                           790          21,599
Dell, Inc.*                                                                                     1,135          38,545
Hewlett-Packard Co.                                                                             2,050          47,088
International Business Machines Corp.                                                             465          43,096
Microsoft Corp.                                                                                 2,000          55,080
Oracle Corp.*                                                                                   2,400          31,680

Containers 2.04%                                                                                               58,435
Pactiv Corp.*                                                                                   2,445          58,435

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Cosmetics & Personal Care 1.96%                                                                               $56,145
Colgate-Palmolive Co.                                                                             520          26,026
Gillette Co. (The)                                                                                820          30,119

Diversified Operations 5.52%                                                                                  158,565
3M Co.                                                                                            190          16,156
Cendant Corp.*                                                                                  1,830          40,754
General Electric Co.                                                                              980          30,360
Illinois Tool Works, Inc.                                                                         180          15,104
Pentair, Inc.                                                                                     855          39,073
Textron, Inc.                                                                                     300          17,118

Electronics 0.97%                                                                                              27,989
AU Optronics Corp. (American Depositary Receipts) (Taiwan)                                      1,240          14,781
Flextronics International Ltd.* (Singapore)                                                       890          13,208

Finance 8.85%                                                                                                 253,957
American Express Co.                                                                            1,595          76,927
Citigroup, Inc.                                                                                 2,585         125,476
Washington Mutual, Inc.                                                                         1,285          51,554

Food 1.80%                                                                                                     51,670
Sara Lee Corp.                                                                                  2,380          51,670

Insurance 6.46%                                                                                               185,471
Allstate Corp. (The)                                                                            1,250          53,775
Ambac Financial Group, Inc.                                                                       650          45,103
American International Group, Inc.                                                                635          42,088
Loews Corp.                                                                                       900          44,505

Machinery 3.55%                                                                                               102,004
AGCO Corp.*                                                                                       725          14,602
Emerson Electric Co.                                                                              560          36,260
FMC Technologies, Inc.*                                                                           650          15,145
Parker-Hannifin Corp.                                                                             605          35,997

Media 7.88%                                                                                                   226,173
Comcast Corp. (Class A)*                                                                          590          19,393
Gannett Co., Inc.                                                                                 340          30,314
Hughes Electronics Corp.*                                                                         740          12,247
Liberty Media Corp. (Class A)*+                                                                 4,915          58,439
News Corporation Ltd. (The) (ADR) (Australia)                                                      82           2,481
Time Warner, Inc.*                                                                              2,535          45,605
Viacom, Inc. (Class B)*                                                                         1,300          57,694

Medical 6.73%                                                                                                 193,193
Abbott Laboratories                                                                               810          37,746
Amgen, Inc.*                                                                                      225          13,905
Anthem, Inc.*                                                                                     130           9,750
Health Management Associates, Inc. (Class A)                                                      550          13,200
McKesson Corp.                                                                                  1,575          50,652
Pfizer, Inc.                                                                                    1,923          67,940

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Mortgage Banking 0.67%                                                                                        $19,140
Fannie Mae                                                                                        255          19,140

Oil & Gas 11.30%                                                                                              324,572
BP Plc (ADR) (United Kingdom)                                                                     600          29,610
ChevronTexaco Corp.                                                                               340          29,373
ConocoPhillips                                                                                    905          59,341
Devon Energy Corp.                                                                              1,445          82,741
Exxon Mobil Corp.                                                                               1,645          67,445
Unocal Corp.                                                                                      750          27,622
Weatherford International Ltd.*                                                                   790          28,440

Paper & Paper Products 0.50%                                                                                   14,400
Weyerhauser Co.                                                                                   225          14,400

Retail 4.30%                                                                                                  123,548
Brinker International, Inc.*                                                                      930          30,839
Costco Wholesale Corp.*                                                                           680          25,282
CVS Corp.                                                                                       1,075          38,829
Kroger Co. (The)*                                                                               1,545          28,598

Telecommunications 3.60%                                                                                      103,252
BellSouth Corp.                                                                                   935          26,461
Nokia Oyj (ADR) (Finland)                                                                       1,525          25,925
Verizon Communications, Inc.                                                                    1,450          50,866

Transportation 1.20%                                                                                           34,393
Union Pacific Corp.                                                                               495          34,393

Utilities 3.98%                                                                                               114,248
Constellation Energy Group, Inc.                                                                1,655          64,810
Exelon Corp.                                                                                      745          49,438

SHORT-TERM INVESTMENTS 1.75%                                                                                  $50,251
(Cost $50,251)

Cash Equivalents 1.75%
AIM Cash Investment Trust **                                                                   50,251          50,251

TOTAL INVESTMENTS 102.28%                                                                                  $2,936,565

OTHER ASSETS AND LIABILITIES, NET (2.28%)                                                                    ($65,498)

TOTAL NET ASSETS 100.00%                                                                                   $2,871,067

 * Non-income-producing security.

** Represents investment of security lending collateral.

 + All or a portion of this security is on loan on December 31, 2003.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

December 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $2,453,256)
including $49,938 of securities loaned                             $2,936,565
Cash                                                                      825
Dividends receivable                                                    3,268
Receivable from affiliates                                                500
Other assets                                                              169

Total assets                                                        2,941,327

LIABILITIES
Payable for securities on loan                                         50,251
Payable to affiliates
Management fee                                                          1,761
Distribution and service fee                                              160
Other                                                                      80
Other payables and accrued expenses                                    18,008

Total liabilities                                                      70,260

NET ASSETS
Capital paid-in                                                     2,991,816
Accumulated net realized loss on investments                         (604,024)
Net unrealized appreciation of investments                            483,309
Distributions in excess of net investment income                         (34)

Net assets                                                         $2,871,067

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($2,832,515 [DIV] 293,943 shares)                               $9.64
Class B ($19,276 [DIV] 2,000 shares)                                    $9.64
Class C ($19,276 [DIV] 2,000 shares)                                    $9.64

MAXIMUM OFFERING PRICE PER SHARE
Class A1 ($9.64 [DIV] 95%)                                             $10.15
Class C ($9.64 [DIV] 99%)                                               $9.74

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
December 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $9)                    $47,768
Interest (including securities lending income of $52)                     113

Total investment income                                                47,881

EXPENSES
Investment management fee                                              17,292
Class A distribution and service fee                                    7,311
Class B distribution and service fee                                      124
Class C distribution and service fee                                      124
Transfer agent fee                                                         31
Custodian fee                                                          12,101
Auditing fee                                                           10,000
Printing                                                                6,673
Registration and filing fee                                             3,850
Accounting and legal services fee                                         741
Trustees' fee                                                             133
Legal fee                                                                 131
Miscellaneous                                                              70

Total expenses                                                         58,581
Less expense reductions                                               (27,554)

Net expenses                                                           31,027

Net investment income                                                  16,854

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                      128,668
Change in net unrealized appreciation (depreciation)
of investments                                                        481,248

Net realized and unrealized gain                                      609,916

Increase in net assets from operations                               $626,770

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                            YEAR          YEAR
                                                           ENDED         ENDED
                                                        12-31-02 1    12-31-03

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                                    $13,714       $16,854

Net realized gain (loss)                                (674,375)      128,668
Change in net unrealized
appreciation (depreciation)                               56,193       481,248
Increase (decrease) in net assets
resulting from operations                               (604,468)      626,770

Distributions to shareholders
From net investment income
Class A                                                  (13,448)      (16,532)
Class B                                                      (16)          (38)
Class C                                                      (15)          (38)
                                                         (13,479)      (16,608)

NET ASSETS
Beginning of period                                    2,878,852     2,260,905

End of period 2                                       $2,260,905    $2,871,067


1 Audited by previous auditor.

2 Distributions in excess of net investment income of $3 and $34, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

FINANCIAL HIGHLIGHTS

PERIOD ENDED                               12-31-01 1,2  12-31-02 2  12-31-03

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                          $10.00         $9.66       $7.59
Net investment income 3                        0.01          0.05        0.06
Net realized and unrealized
gain (loss) on investments                    (0.31)        (2.07)       2.05
Total from
investment operations                         (0.30)        (2.02)       2.11
Less distributions
From net investment income                    (0.04)        (0.05)      (0.06)
Net asset value,
end of period                                 $9.66         $7.59       $9.64
Total return 4,5 (%)                          (3.00)6      (20.95)      27.78

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    $3            $2          $3
Ratio of expenses
to average net assets (%)                      1.25 7        1.25        1.25
Ratio of adjusted expenses
to average net assets 8 (%)                    3.18 7        2.66        2.37
Ratio of net investment income
to average net assets (%)                      0.18 7        0.55        0.69
Portfolio turnover (%)                           55           240          94

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                               12-31-01 1,2  12-31-02 2  12-31-03

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                          $10.00         $9.66       $7.59
Net investment income (loss) 3                (0.03)         0.01        0.02
Net realized and unrealized
gain (loss) on investments                    (0.31)        (2.07)       2.05
Total from
investment operations                         (0.34)        (2.06)       2.07
Less distributions
From net investment income                       --         (0.01)      (0.02)
Net asset value,
end of period                                 $9.66         $7.59       $9.64
Total return 4,5 (%)                          (3.40)6      (21.35)      27.27

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                    -- 9          -- 9        -- 9
Ratio of expenses
to average net assets (%)                      1.91 7        1.70        1.70
Ratio of adjusted expenses
to average net assets 8 (%)                    3.84 7        3.11        2.82
Ratio of net investment income (loss)
to average net assets (%)                     (0.46) 7       0.09        0.24
Portfolio turnover (%)                           55           240          94

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                               12-31-01 1,2  12-31-02 2  12-31-03

PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                          $10.00         $9.66       $7.59
Net investment income (loss) 3                (0.03)         0.01        0.02
Net realized and unrealized
gain (loss) on investments                    (0.31)        (2.07)       2.05
Total from
investment operations                         (0.34)        (2.06)       2.07
Less distributions
From net investment income                       --         (0.01)      (0.02)
Net asset value,
end of period                                 $9.66         $7.59       $9.64
Total return 4,5 (%)                          (3.40) 6     (21.35)      27.27

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                  -- 9            -- 9        -- 9
Ratio of expenses
to average net assets (%)                      1.91 7        1.70        1.70
Ratio of adjusted expenses
to average net assets 8 (%)                    3.84 7        3.11        2.82
Ratio of net investment income (loss)
to average net assets (%)                     (0.46)7        0.09        0.24
Portfolio turnover (%)                           55           240          94

1 Class A, Class B and Class C shares began operations on 6-1-01.

2 Audited by previous auditor.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Fundamental Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2003, the Fund loaned securities having a market value of $49,938 collateralized by cash in the amount of $50,251. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $505,004 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires on December 31, 2010. Net capital losses of $1,013 that are attributable to security transactions incurred after October 31, 2003, are treated as arising on January 1, 2004, the first day of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable. The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended December 31, 2003, the tax character of distributions paid was as follows: ordinary income $16,608. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.65% of the next $500,000,000, (c) 0.60% of the next $1,000,000,000 and (d)
0.55% of the Fund's average daily net asset value in excess of $2,000,000,000. The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 0.95% of the Fund's average daily net asset value, at least until April 30, 2005. Accordingly, the expense reduction related to the Fund's total expense limitation amounted to $27,554 for the year ended December 31, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended December 31, 2003, JH Funds received no up-front sales charges with regard to sales of Class A shares and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $539 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 293,943 of Class A shares, 2,000 shares of Class B and 2,000 Class C shares of beneficial interest of the Fund on December 31, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

The Fund had no Fund shares sold, reinvested or repurchased during the last two years. The Fund has an unlimited number of shares authorized with no par value.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2003, aggregated $2,331,649 and $2,324,261, respectively.

The cost of investments owned on December 31, 2003, including short-term investments, for federal income tax purposes, was $2,551,263. Gross unrealized appreciation and depreciation of investments aggregated $409,594 and $24,292, respectively, resulting in net unrealized appreciation of $385,302. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of accounts

During the year ended December 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $4, an increase in distributions in excess of net investment income of $277 and an increase in capital paid-in of $273. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Fund's independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors

To The Board of Trustees and Shareholders of
John Hancock Fundamental Value Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Fundamental Value Fund (the "Fund"), one of the portfolios constituting the John Hancock Investment Trust, as of December 31, 2003 and the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the years in the two-year period ended December 31, 2002, were audited by other auditors whose report dated February 11, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2003, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James F. Carlin, Born: 1940                                                                 2001                31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           2001                31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  2001                31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.


24


                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE


Charles L. Ladner, 2 Born: 1938                                                             2001                31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               2001                31
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 2001                31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                2001                31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE


John M. DeCiccio, Born: 1948                                                                2001                51
Trustee
Director, John Hancock Life Insurance Co. (financial services); Executive
Vice President and Chief Investment Officer, John Hancock Life Insurance
Company, Inc. (holding company); Chairman of the Committee of Finance of John Hancock Life Insurance Company; Director, John Hancock Subsidiaries,
LLC (Subsidiaries, LLC), Hancock Natural Resource Group, Independence
Investment LLC, Declaration Management Research LLC, John Hancock
Advisers, LLC (the "Adviser"), The Berkeley Financial Group, LLC ("The
Berkeley Group"), John Hancock Funds, LLC ("John Hancock Funds")
and Massachusetts Business Development Corporation.


25



INTERESTED TRUSTEES 3 (continued)

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Maureen Ford Goldfarb, Born: 1955                                                           2001                51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Investment
Company Institute Board of Governors (since 2002); Senior Vice President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2001
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Bond Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Fundamental Value Fund.

7800A   12/03
         2/04

JOHN HANCOCK
Strategic Growth Fund

12.31.2003

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

Trustees & officers
page 24

For your information
page 29

Dear Fellow Shareholders,

The stock market made a strong recovery in 2003, producing double-digit returns in a broad-based rally. A rebounding economy fueled by historically low interest rates, plus improving corporate earnings and government stimulus in the form of tax cuts were the stimuli for the market's reversal after three down years. As a result, the market, as measured by the Standard & Poor's 500 Index, returned 28.67% in 2003. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 50.77%, while the Dow Jones Industrial Average returned 28.27%. Bonds produced much more modest results, as investors were lured by stocks and interest rates began to rise. The exceptions were high-yield bonds, which posted stock-like returns of 28.97% for the year, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger -- anticipated to occur in the first half of 2004 -- will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,

/S/ MAUREEN FORD GOLDFARB

Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of December 31, 2003. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by nor-
mally investing at
least 80% of
its assets in stocks
of large- and
medium-capital-
ization companies
for which the
managers project
an above-average
growth rate.

Over the last twelve months

* The economy showed clear evidence of sustained recovery.

* Stock prices rebounded, fueled in part by the improving economy, as well as by better productivity and unemployment numbers.

* The Fund benefited from strong stock selection, particularly in the consumer discretionary, technology and financial sectors.

[Bar chart with heading "John Hancock Strategic Growth Fund." Under the heading is a note that reads "Fund performance for the year ended December 31, 2003." The chart is scaled in increments of 10% with 0% at the bottom and 40% at the top. The first bar represents the 31.05% total return for Class A. The second bar represents the 30.48% total return for Class B. The third bar represents the 30.48% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 3.7%   Microsoft
 3.4%   Intel Corp.
 3.1%   General Electric
 2.9%   Pfizer, Inc.
 2.5%   EMC Corp.
 2.5%   Johnson & Johnson
 2.4%   Time Warner Inc.
 2.3%   Cisco Systems
 1.7%   Gap, Inc.
 1.7%   Taiwan Semiconductor Manufacturing Co. Ltd.

As a percentage of net assets on December 31, 2003.

BY ROBERT J. UEK, CFA, FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Strategic Growth Fund

After a weak start, the stock market, as measured by the Standard & Poor's 500 Index, rebounded nicely, returning 28.67% for 2003. Stocks gained momentum in the second half of the year as evidence mounted that the long-awaited economic recovery was under way. The release of strong gross domestic product numbers, continued improvements in productivity and the easing of unemployment figures helped boost investor confidence. In addition, consumer spending remained healthy and corporations generated positive cash flows. Investors moved into lower-quality stocks with less consistent earnings history. These stocks, along with small-cap names, were among the year's best performers. Stocks in economically sensitive sectors, such as technology, consumer discretionary, industrials and materials, also did well. Stocks in more defensive sectors, such as health care and consumer staples, posted only modest gains.

"After a weak start, the
 stock market, as mea-
 sured by the Standard &
 Poor's 500 Index,
 rebounded nicely..."

PERFORMANCE AND STRATEGY REVIEW

John Hancock Strategic Growth Fund's Class A, Class B and Class C shares returned 31.05%, 30.48% and 30.48%, respectively, at net asset value, during the year ended December 31, 2003. Our bias toward economically sensitive sectors, along with strong stock selection, helped the Fund. By comparison, the Russell 1000 Growth Index, a measure of large-cap growth stock performance, returned 29.75% over the same one-year period. The Fund, however, lagged the average multi-cap growth fund, which returned 35.35% for 2003, according to Lipper, Inc.1

We maintained an opportunistic strategy, buying stocks with improving prospects and attractive valuations. As the year progressed, this approach led us to boost the Fund's stake in large-cap stocks, whose valuations had not risen as fast as those on small- and mid-cap stocks. By the year's end, large-cap stocks represented more than 75% of the Fund's assets. As large-cap stocks lagged small- and mid-cap names, our large-cap focus somewhat hampered performance relative to our multi-cap peer group.


[A photo of Robert Uek.]

Robert Uek

STRENGTH IN FINANCIALS AND CONSUMER DISCRETIONARY

Financials helped drive returns, as the Fund benefited from its bias toward companies with strong exposure to the capital markets. Among our best gainers were Charles Schwab, Merrill Lynch, Goldman Sachs and Citigroup. We sold Charles Schwab when it reached our price target, and took some profits in Citigroup. The Fund also did well owning companies such as Countrywide Financial, a mortgage lender that experienced strong demand as interest rates remained low.

Consumer discretionary stocks gave the Fund an added advantage. Our biggest winner was International Game Technology, a leading manufacturer of slot machines. The growing popularity of the company's theme-based machines, its revenue sharing strategies and recent approvals for new casinos helped propel the stock higher. Best Buy and Staples were also standouts. Best Buy, a market leader with well-run operations, benefited as consumers continued to spend on digital equipment for the home. Staples, a leading office supply chain, did well as the growing economy increased sales. Disappointments included Office Depot, an office supply chain that lost market share, and Kohl's, a discount retailer whose sales lagged expectations. We sold both stocks early in the year.

"Technology stocks,
 which represented our
 largest sector concentra-
 tion, were also among
 our top performers."

COMMITMENT TO TECHNOLOGY

Technology stocks, which represented our largest sector concentration, were also among our top performers. Our biggest winners included Cisco Systems, which makes networking systems, and Intel, which makes semiconductors. Both are market leaders with well-run operations and high profit margins. As revenues took off, earnings growth exploded. EMC, which makes storage systems, also did quite well, benefiting from recent acquisitions, repositioning efforts and growing demand. Flextronics International, a contract manufacturer, rallied nicely, as consumer spending remained strong and sales for its clients -- other technology companies -- increased.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Computers 19%, the second is Medical 18%, the third Electronics 16%, the fourth Retail 9%, and the fifth Media 8%.]

Slightly disappointing was our large investment in Microsoft. Investors largely ignored the stock, as their interest shifted toward lower-quality companies that appeared to have more upside potential in an economic rebound. Outside the technology sector, we had a large investment in General Electric, which helped performance as the stock rallied in anticipation of better revenue and earnings growth.

DISAPPOINTMENTS IN ENERGY AND HEALTH CARE

Our above-average stake in the energy sector hampered returns. We expected stock prices to benefit from growing demand and tight natural gas supplies in North America. While exploration and production companies generated added cash flows, they did not spend as expected on increased drilling and exploration. This hurt service companies, such as Maverick Tube. We subsequently reduced our energy stake, selling Maverick as well as trimming positions in other service stocks. Toward the end of the period, renewed investor interest in the sector again boosted prospects.

Health-care returns, while positive, were somewhat disappointing. We sold weaker performers, including HCA, a hospital company that tumbled after issuing a profit warning, and Biovail, a Canadian specialty pharmaceutical company that missed earnings. We also exited Charles River Laboratories, which breeds laboratory animals for use in drug testing. We held on, however, to large stakes in Pfizer, a branded pharmaceutical company that produced only modest returns, and Johnson & Johnson, a medical products company whose stock price declined as new product competition heated up. We believe both offer attractive valuations and the potential for better returns ahead.

CONTINUED IMPROVEMENT FOR ECONOMY

We are optimistic about the economy's prospects in 2004. We expect recent tax cuts and the presidential race to give the recovery further momentum. With that in mind, we plan to maintain our bias toward economically sensitive sectors. During the second half of 2003, we added sizable new stakes in Gap as well as TimeWarner. Gap, which struggled in recent years, has started to benefit from new management, which has turned around sales numbers at all divisions. TimeWarner has a number of potentially positive catalysts ahead, including the possible spin-off of its cable business and the potential for increased on line advertising revenues through America Online.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Intel followed by an up arrow with the phrase "Strong revenue growth, economic recovery." The second listing is International Game followed by an up arrow with the phrase "Good products, new customers, revenue sharing." The third listing is Biovail followed by a down arrow with the phrase "Management credibility issues, earning misses."]

"Although stock prices
 have already anticipated
 an economic recovery,
 we think there are still
 opportunities ahead."

Although stock prices have already anticipated an economic recovery, we think there are still opportunities ahead. We think some of the best ones could be in areas that have been somewhat overlooked by investors, including large-cap stocks and higher-quality names. In particular, valuations on large-cap stocks appear attractive relative to both small- and mid-cap stocks. Large-cap companies, many of which have global operations, also have the potential to benefit from a weak U.S. dollar.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT
PERFORMANCE

For the period ended
December 31, 2003

                              Class A      Class B      Class C
Inception date                12-3-01      12-3-01      12-3-01

Average annual returns with maximum sales charge (POP)
One year                       24.44%       25.48%       28.22%
Since inception                -5.27%       -4.77%       -3.83%

Cumulative total returns with maximum sales charge (POP)
One year                       24.44%       25.48%       28.22%
Since inception               -10.64%       -9.65%       -7.79%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Russell 1000 Growth Index and is equal to $9,444 as of December 31, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Growth Fund, without sales charge (NAV) and is equal to $9,409 as of December 31, 2003. The third line represents the value of the same hypothetical investment made in the John Hancock Strategic Growth Fund, with sales charge (POP) and is equal to $8,936 as of December 31, 2003.

                                                          Russell 1000
               Cum Value of $10K  Cum Value of $10K             Growth
Plot Date              (No Load)           (w/Load)              Index

12/3/01                  $10,000            $ 9,500            $10,000
12/31/01                  10,150              9,639             10,093
3/31/2002                  9,690              9,202              9,832
6/30/02                    8,200              7,787              7,996
9/30/2002                  6,700              6,363              6,793
12/31/02                   7,180              6,819              7,278
3/31/03                    7,100              6,742              7,200
6/30/03                    8,225              7,811              8,231
9/30/03                    8,626              8,192              8,554
12/31/03                   9,409              8,936              9,444


                                    Class B      Class C 1
Period beginning                    12-3-01      12-3-01
Without sales charge                 $9,314       $9,314
With maximum sales charge            $9,035       $9,221
Index                                $9,444       $9,444

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of December 31, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index is an unmanaged index of growth stocks in the Russell 1000 Index (an unmanaged index of the 1,000 largest-capitalization U.S. stocks).

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2003

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 99.92%                                                                                       $1,872,340
(Cost $1,567,701)

Advertising 0.93%                                                                                              17,466
Omnicom Group, Inc.                                                                               200          17,466

Automobiles/Trucks 0.83%                                                                                       15,465
CarMax, Inc.*                                                                                     500          15,465

Beverages 1.54%                                                                                                28,798
Coca-Cola Co. (The)                                                                               200          10,150
PepsiCo, Inc.                                                                                     400          18,648

Broker Services 2.00%                                                                                          37,538
Goldman Sachs Group, Inc. (The)                                                                   202          19,943
Merrill Lynch & Co., Inc.                                                                         300          17,595

Business Services -- Misc. 0.99%                                                                               18,600
Paychex, Inc.                                                                                     500          18,600

Computers 19.27%                                                                                              361,019
Affiliated Computer Services, Inc.*                                                               500          27,230
BEA Systems, Inc.*                                                                              2,000          24,600
Cisco Systems, Inc.*                                                                            1,800          43,722
Dell Computer Corp.*                                                                              300          10,188
EMC Corp.*                                                                                      3,600          46,512
Lexmark International, Inc.*                                                                      200          15,728
McDATA Corp. (Class B)*                                                                         3,000          28,590
Mercury Interactive Corp.*                                                                        500          24,320
Microsoft Corp.                                                                                 2,500          68,850
Oracle Corp.*                                                                                   1,000          13,200
Seagate Technology (Cayman Islands)*                                                            1,400          26,460
Yahoo! Inc.*                                                                                      700          31,619

Consumer Products -- Misc. 1.04%                                                                               19,424
Clorox Co. (The)                                                                                  400          19,424

Cosmetics & Personal Care 2.11%                                                                                39,606
Estee Lauder Cos., Inc. (The) (Class A)                                                           500          19,630
Procter & Gamble Co. (The)                                                                        200          19,976

See notes to
financial statements.


8


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Diversified Operations 1.76%                                                                                  $33,000
3M Co.                                                                                            100           8,503
Cendant Corp.*                                                                                  1,100          24,497

Electronics 15.56%                                                                                            291,550
Analog Devices, Inc.*                                                                             600          27,390
Applied Materials, Inc.* +                                                                      1,200          26,940
ASML Holding N.V. (NY Reg Shares) (Netherlands)*                                                1,200          24,060
Emerson Electric Co.                                                                              200          12,950
Flextronics International Ltd. (Singapore)*                                                     2,000          29,680
General Electric Co.                                                                            1,900          58,862
Intel Corp.                                                                                     2,000          64,400
Intersil Corp. (Class A)                                                                          600          14,910
Taiwan Semiconductor Manufacturing Co. Ltd.,
American Depositary Receipt (ADR) (Taiwan)*                                                     3,160          32,358

Finance 5.61%                                                                                                 105,137
Capital One Financial Corp.                                                                       400          24,516
Citigroup, Inc.                                                                                   500          24,270
Countrywide Financial Corp.                                                                       266          20,176
MBNA Corp.                                                                                        500          12,425
Sovereign Bancorp., Inc.                                                                        1,000          23,750

Insurance 1.75%                                                                                                32,876
American International Group, Inc.                                                                200          13,256
RenaissanceRe Holdings Ltd. (Bermuda)                                                             400          19,620

Leisure 1.52%                                                                                                  28,560
International Game Technology                                                                     800          28,560

Linen Supply & Related 0.80%                                                                                   15,039
Cintas Corp.                                                                                      300          15,039

Machinery 0.67%                                                                                                12,453
Caterpiller, Inc.                                                                                 150          12,453

Media 7.89%                                                                                                   147,813
Comcast Corp. (Class A)*                                                                          800          25,024
Hughes Electronics Corp.*                                                                       1,563          25,868
InterActiveCorp*                                                                                  300          10,179
Liberty Media Corp. (Class A)*                                                                    900          10,701
Time Warner, Inc.*                                                                              2,500          44,975
Viacom, Inc. (Class B)*                                                                           700          31,066

Medical 18.29%                                                                                                342,685
Abbott Laboratories                                                                               400          18,640
AmeriSourceBergen Corp.                                                                           250          14,038
Amgen, Inc.*                                                                                      400          24,720
Biogen Idec, Inc.*                                                                                400          14,712
Biomet, Inc.                                                                                      700          25,487
Express Scripts, Inc.*                                                                            300          19,929
Forest Laboratories, Inc.*                                                                        400          24,720

See notes to
financial statements.


9


FINANCIAL STATEMENTS


ISSUER                                                                                         SHARES           VALUE
Medical (continued)
Gilead Sciences, Inc.*                                                                            300         $17,442
Johnson & Johnson                                                                                 900          46,494
Medtronic, Inc.                                                                                   350          17,014
Millennium Pharmaceuticals, Inc.*                                                                 600          11,202
Mylan Laboratories, Inc.                                                                          600          15,156
Pfizer, Inc.                                                                                    1,557          55,009
Stryker Corp.                                                                                     200          17,002
Zimmer Holdings, Inc.*                                                                            300          21,120

Oil & Gas 2.74%                                                                                                51,345
Apache Corp.                                                                                      200          16,220
BJ Services Co.*                                                                                  600          21,540
ENSCO International, Inc.                                                                         500          13,585

Retail 8.66%                                                                                                  162,326
Best Buy Co., Inc.                                                                                500          26,120
Costco Wholesale Corp.*                                                                           700          26,026
Gap, Inc. (The)                                                                                 1,400          32,494
Home Depot, Inc. (The)                                                                            650          23,068
McDonald's Corp.                                                                                  600          14,898
Staples, Inc.*                                                                                    450          12,285
Target Corp.                                                                                      300          11,520
Wal-Mart Stores, Inc.                                                                             300          15,915

Telecommunications 4.35%                                                                                       81,440
JDS Uniphase Corp.*                                                                             3,000          10,950
Motorola, Inc.                                                                                  2,200          30,954
Nokia Corp., ADR (Finland)                                                                      1,000          17,000
Vodafone Group Plc, ADR (United Kingdom)                                                          900          22,536

Textile 1.61%                                                                                                  30,200
Coach, Inc.*                                                                                      800          30,200

SHORT-TERM INVESTMENTS 1.22%                                                                                  $22,940
(Cost $22,940)

Cash Equivalents 1.22%
AIM Cash Investment Trust**                                                                    22,940          22,940

TOTAL INVESTMENTS 101.14%                                                                                  $1,895,280

OTHER ASSETS AND LIABILITIES, NET (1.14%)                                                                    ($21,422)

TOTAL NET ASSETS 100.00%                                                                                   $1,873,858


See notes to
financial statements.

FINANCIAL STATEMENTS


Notes to Schedule of Investments

 * Non-income-producing security.

** Represents investment of security lending collateral.

 + All or a portion of this security is on loan on December 31, 2003.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

December 31, 2003

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,590,641)
including $22,450 of securities loaned                             $1,895,280
Receivable for investments sold                                        67,716
Dividends receivable                                                    1,116
Receivable from affiliates                                              3,759
Other assets                                                              107

Total assets                                                        1,967,978

LIABILITIES
Due to custodian                                                       24,719
Payable for investments purchased                                      28,411
Payable for securities on loan                                         22,940
Payable to affiliates
Management fee                                                          1,242
Distribution and service fee                                               94
Other                                                                     144
Other payables and accrued expenses                                    16,570

Total liabilities                                                      94,120

NET ASSETS
Capital paid-in                                                     1,973,623
Accumulated net realized loss on investments                         (404,382)
Net unrealized appreciation of investments                            304,639
Accumulated net investment loss                                           (22)

Net assets                                                         $1,873,858

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,836,698 [DIV] 196,000 shares)                               $9.37
Class B ($18,580 [DIV] 2,000 shares)                                    $9.29
Class C ($18,580 [DIV] 2,000 shares)                                    $9.29

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($9.37 [DIV] 95%)                                             $9.86
Class C ($9.29 [DIV] 99%)                                               $9.38

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
December 31, 2003

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $289)                  $13,478
Interest (including securities lending income of $13)                     305

Total investment income                                                13,783

EXPENSES
Investment management fee                                              12,188
Class A distribution and service fee                                    4,778
Class B distribution and service fee                                      121
Class C distribution and service fee                                      121
Transfer agent fee                                                        259
Custodian fee                                                          12,311
Auditing fee                                                            8,500
Printing                                                                8,358
Registration and filing fees                                            4,012
Accounting and legal services fee                                         488
Miscellaneous                                                             112
Legal fee                                                                 110

Total expenses                                                         51,358
Less expense reductions                                               (28,460)

Net expenses                                                           22,898

Net investment loss                                                    (9,115)

REALIZED AND UNREALIZED GAIN

Net realized gain on investments                                      113,569
Change in net unrealized appreciation (depreciation)
of investments                                                        339,150

Net realized and unrealized gain                                      452,719

Increase in net assets from operations                               $443,604

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.

                                                  YEAR          YEAR
                                                 ENDED         ENDED
                                              12-31-02 1    12-31-03
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                           ($10,793)      ($9,115)
Net realized gain (loss)                      (502,842)      113,569
Change in net unrealized
appreciation (depreciation)                    (79,192)      339,150

Increase (decrease) in net assets
resulting from operations                     (592,827)      443,604

Distributions to shareholders
From net investment income
Class A                                         (5,941)           --
Class B                                            (37)           --
Class C                                            (36)           --
                                                (6,014)           --

NET ASSETS
Beginning of period                          2,029,095     1,430,254

End of period 2                             $1,430,254    $1,873,858


1 Audited by previous auditor.

2 Includes accumulated net investment loss of $1 and $22, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                          12-31-01 1,2  12-31-02 2  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00        $10.15       $7.15
Net investment loss 3                                       -- 4       (0.05)      (0.04)
Net realized and unrealized
gain (loss) on investments                                0.15         (2.92)       2.26
Total from investment
operations                                                0.15         (2.97)       2.22
Less distributions
From net investment income                                  --         (0.03)         --
Net asset value,
end of period                                           $10.15         $7.15       $9.37
Total return 5,6(%)                                       1.50 7      (29.26)      31.05

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               $2            $1          $2
Ratio of expenses to
average net assets (%)                                    1.40 8        1.40        1.40
Ratio of adjusted expenses
to average net assets 9 (%)                              12.80 8        3.32        3.15
Ratio of net investment loss
to average net assets (%)                                (0.29) 8      (0.64)      (0.55)
Portfolio turnover (%)                                       6           254         162


See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-01 1,2  12-31-02 2  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00        $10.14       $7.12
Net investment loss 3                                    (0.01)        (0.10)      (0.08)
Net realized and unrealized
gain (loss) on investments                                0.15         (2.90)       2.25
Total from investment
operations                                                0.14         (3.00)       2.17
Less distributions
From net investment income                                  --         (0.02)         --
Net asset value,
end of period                                           $10.14         $7.12       $9.29
Total return 5,6 (%)                                      1.40 7      (29.60)      30.48

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 10         -- 10       -- 10
Ratio of expenses to
average net assets (%)                                    2.10 8        1.95        1.85
Ratio of adjusted expenses
to average net assets 9 (%)                              13.50 8        3.87        3.60
Ratio of net investment loss
to average net assets (%)                                (0.99) 8      (1.19)      (1.00)
Portfolio turnover (%)                                       6           254         162


See notes to
financial statements.


FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-01 1,2  12-31-02 2  12-31-03
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00        $10.14       $7.12
Net investment loss 3                                    (0.01)        (0.10)      (0.08)
Net realized and unrealized
gain (loss) on investments                                0.15         (2.90)       2.25
Total from investment
operations                                                0.14         (3.00)       2.17
Less distributions
From net investment income                                  --         (0.02)         --
Net asset value,
end of period                                           $10.14         $7.12       $9.29
Total return 5,6 (%)                                      1.40 7      (29.60)      30.48

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                               -- 10         -- 10       -- 10
Ratio of expenses to
average net assets (%)                                    2.10 8        1.95        1.85
Ratio of adjusted expenses
to average net assets 9 (%)                              13.50 8        3.87        3.60
Ratio of net investment loss
to average net assets (%)                                (0.99) 8      (1.19)      (1.00)
Portfolio turnover (%)                                       6           254         162



 1 Class A, Class B and Class C shares began operations on 12-3-01.

 2 Audited by previous auditor.

 3 Based on the average of the shares outstanding.

 4 Less than $0.01 per share.

 5 Does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

10 Less than $500,000.

See notes to
financial statements.

NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Strategic Growth Fund (the "Fund") is a non-diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2003, the Fund loaned securities having a market value of $22,450 collateralized by cash in the amount of $22,940. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $383,059 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.10% of the Fund's average daily net asset value, at least until April 30, 2005. Accordingly, the expense reductions related to the Fund's total expense limitation amounted to $28,460 for the year ended December 31, 2003. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended December 31, 2003, JH Funds received no up-front sales charges with regard to sales of Class A shares and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2003, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $392 for certain publishing services, included in the printing fees.

The Adviser and other subsidiaries of JHLICo owned 196,000, 2,000 and 2,000 of Class A, Class B and Class C shares of beneficial interest of the Fund, respectively, on December 31, 2003.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compen-sation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

The Fund had no Fund shares sold, reinvested and repurchased during the last two periods. The Fund has an unlimited number of shares authorized with no par value.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2003, aggregated $2,629,797 and $2,680,314, respectively.

The cost of investments owned on December 31, 2003, including short-term investments, for federal income tax purposes, was $1,611,964. Gross unrealized appreciation and depreciation of investments aggregated $296,003 and $12,687, respectively, resulting in net unrealized appreciation of $283,316. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of accounts

During the year ended December 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $3, a decrease in accumulated net investment loss of $9,094 and a decrease in capital paid-in of $9,097. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of Decem-ber 31, 2003. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and net operating losses. The calculation of net investment loss per share in the Fund's Financial Highlights excludes these adjustments.

NOTE F
Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Fund's independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Auditors


To The Board of Trustees and Shareholders of John Hancock Strategic Growth Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Strategic Growth Fund (the "Fund") one of the portfolios constituting the John Hancock Investment Trust, as of December 31, 2003 and the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year then ended December 31, 2002, and the financial highlights for each of the years in the two-year period ended December 31, 2002, were audited by other auditors whose report dated February 11, 2003, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 11, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2003.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2003.

Shareholders will be mailed a 2003 U.S. Treasury Department Form
1099-DIV in January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                                                     NUMBER OF
NAME, AGE                                                                                   TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1                 BY TRUSTEE
James F. Carlin, Born: 1940                                                                 2001                            31
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           2001                            31
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).

Ronald R. Dion, Born: 1946                                                                  2001                            31
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Director,
Boston Stock Exchange; Trustee, North Shore Medical Center; Director,
BJ's Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.


24



                                                                                                                     NUMBER OF
NAME, AGE                                                                                   TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1                 BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             2001                            31
Chairman and Trustee, Dunwoody Village, Inc. (retirement services);
Senior Vice President and Chief Financial Officer, UGI Corporation
(Public Utility Holding Company) (retired 1998); Vice President and
Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas
Partners, L.P. (until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since 2001).

Steven Pruchansky, Born: 1944                                                               2001                            31
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 2001                            31
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                2001                            31
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


INTERESTED TRUSTEES 3

NAME, AGE                                                                                                            NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE               JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1                 BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                            51
Trustee
Director, John Hancock Life Insurance Co. (Financial Services); Executive
Vice President and Chief Investment Officer, John Hancock Financial
Services, Inc. (Holding Company); Chairman of the Committee of Finance
of John Hancock Life Insurance Company; Director, John Hancock Subsidiaries,
LLC (Subsidiaries, LLC), Hancock Natural Resource Group, Independence
Investment LLC, Declaration Management Research LLC, John Hancock
Advisers, LLC (the "Adviser"), The Berkeley Financial Group, LLC ("The
Berkeley Group"), John Hancock Funds, LLC ("John Hancock Funds")
and Massachusetts Business Development Corporation.


25



INTERESTED TRUSTEES 3 (continued)

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1              BY TRUSTEE
Maureen Ford Goldfarb, Born: 1955                                                           2001                            51
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director, President and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC and Signature Services; Investment
Company Institute Board of Governors (since 2002); Senior Vice President,
MassMutual Insurance Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                   OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                  OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                              SINCE
Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2001
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.



The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling
1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity               Balanced Fund
                     Classic Value Fund
                     Core Equity Fund
                     Focused Equity Fund
                     Growth Trends Fund
                     International Fund
                     Large Cap Equity Fund
                     Large Cap Growth Fund
                     Large Cap Select Fund
                     Mid Cap Growth Fund
                     Multi Cap Growth Fund
                     Small Cap Equity Fund
                     Small Cap Growth Fund
                     Sovereign Investors Fund
                     U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector               Biotechnology Fund
                     Financial Industries Fund
                     Health Sciences Fund
                     Real Estate Fund
                     Regional Bank Fund
                     Technology Fund

-------------------------------------------------------
Income               Bond Fund
                     Government Income Fund
                     High Income Fund
                     High Yield Bond Fund
                     Investment Grade Bond Fund
                     Strategic Income Fund

-------------------------------------------------------
Tax-Free Income      California Tax-Free Income Fund
                     High Yield Municipal Bond Fund
                     Massachusetts Tax-Free Income Fund
                     New York Tax-Free Income Fund
                     Tax-Free Bond Fund

-------------------------------------------------------
Money Market         Money Market Fund
                     U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

FOR YOUR
INFORMATION


INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Strategic Growth Fund.


8900A 12/03
       2/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, December 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $128,700 for the fiscal year ended December 31, 2002 (broken out as follows: John Hancock Large Cap Equity Fund - $38,900, John Hancock Balanced Fund - $32,900, John Hancock Sovereign Investors Fund - $39,900, John Hancock Fundamental Value Fund - $8,500 and John Hancock Strategic Growth Fund - $8,500) and $121,600 for the fiscal year ended December 31, 2003 (broken out as follows: John Hancock Large Cap Equity Fund - $36,850, John Hancock Balanced Fund - $31,150, John Hancock Sovereign Investors Fund - $37,800, John Hancock Fundamental Value Fund - $7,900 and John Hancock Strategic Growth Fund - $7,900). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended December 31, 2002 and fiscal year ended December 31, 2003 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $9,300 for the fiscal year ended December 31, 2002 (broken out as follows: John Hancock Large Cap Equity Fund - $2,100, John Hancock Balanced Fund
- $2,100, John Hancock Sovereign Investors Fund - $2,100, John Hancock Fundamental Value Fund - $1,500 and John Hancock Strategic Growth Fund - $1,500) and $10,500 for the fiscal year ended December 31, 2003 (broken out as follows:
John Hancock Large Cap Equity Fund - $2,100, John Hancock Balanced Fund - $2,100, John Hancock Sovereign Investors Fund - $2,100, John Hancock Fundamental Value Fund - $2,100 and John Hancock Strategic Growth Fund - $2,100). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal year ended December 31, 2002 and fiscal year ended December 31, 2003 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2002 and December 31, 2003 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,563,652 for the fiscal year ended December 31, 2002, and $189,500 for the fiscal year ended December 31, 2003.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services

(c)(2) Contact person at the registrant


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:    February 11, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer


Date:   February 11, 2003


By:
------------------------------
 Richard A. Brown
 Senior Vice President and Chief Financial Officer


Date:    February 11, 2003